Registration No. 33-44670

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No. _____ _____

                     Post-Effective Amendment No._11__ __X__

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                    Amendment No._____ _____

                        (Check appropriate box or boxes)

           Principal Mutual Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     Principal Mutual Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

              The Principal Financial Group, Des Moines, Iowa       50392
--------------------------------------------------------------------------------
     (Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code     (515) 248-3842

      M. D. Roughton, The Principal Financial Group, Des Moines, Iowa 50392
--------------------------------------------------------------------------------
     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

            ___   immediately upon filing pursuant to paragraph (b) of Rule 485

            ___   on (date) pursuant to paragraph (b) of Rule 485

            ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485

            _X_   on May 1, 1998 pursuant to paragraph (a)(1) of Rule 485

            ___   75 days after filing pursuant to paragraph (a)(2) of Rule 485

            ___   on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

    ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

           PRINCIPAL MUTUAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
              PREMIER VARIABLE - GROUP VARIABLE ANNUITY CONTRACTS

                       Registration Statement on Form N-4
                              Cross Reference Sheet

Form N-4 Item                         Caption in Prospectus
Part A
 1. Cover Page                Principal Mutual Life Insurance Company
                                Separate Account B Premier Variable (A Group
                                Variable Annuity Contract for Employer-
                                Sponsored Qualified and Non-Qualified
                                Retirement Plans)

 2. Definitions               Glossary of Special Terms

 3. Synopsis                  Expense Table and Example, Summary

 4. Condensed Financial       Condensed Financial Information,
    Information                 Independent Auditors

 5. General Description       Summary, Description of
    of Registrant               Principal Mutual Life Insurance
                                Company, Principal Mutual Life
                                Insurance Company Separate Account B,
                                Voting Rights

 6. Deductions                Expense Table and Example, Deductions Under the
                                Contracts, Mortality and Expense Risks Charge, Other Expenses, Application Fee and Transfer Fee, Contract Administrative Expense, Recordkeeping Expense, Sales Charge, Distribution of the Contract

 7. General Description of    Summary, The Contract, Contract Values
    Variable Annuity Contract   and Accounting Before Annuity Commencement
                                Date, Income Benefits, Payment on Death of
                                Plan Participant, Withdrawals and Transfers,
                                Other Contractual Provisions, Contractholders'
                                Inquiries

 8. Annuity Period            Income Benefits

 9. Death Benefit             Payment on Death of Plan Participant,
                                Federal Tax Status

10. Purchases and Contract    Summary, The Contract, Contract Values and
    Value Accounting Before Annuity Commencement Date, Other Contractual Provisions, Distribution of the Contract

11. Redemptions               Summary, Income Benefits, Withdrawals and
                                Transfers

12. Taxes                     Summary, Principal Mutual Life Insurance Company
                                Separate Account B, Income Benefits,
                                Federal Tax Status

13. Legal Proceedings         Legal Proceedings

14. Table of Contents of      Table of Contents of the Statement
    the Statement of            of Additional Information
    Additional Information



Part B                       Statement of Additional Information Caption**

15. Cover Page               Principal Mutual Life Insurance Company
                               Separate Account B Premier Variable - A Group Variable Annuity Contract for Employer
                               Sponsored Qualified and Non-Qualified
                               Retirement Plans Issued by Principal Mutual Life Insurance Company

16. Table of Contents        Table of Contents

17. General Information      None
    and History

18. Services                 Independent Auditors**

19. Purchase of Securities   Summary**, Deductions Under
    Being Offered              the Contracts**, Withdrawals and Transfers**,
                               Distribution of the Contract**

20. Underwriters             Summary**, Distribution of the Contract**,
                               Underwriting Commissions

21. Calculation of           Calculation of Yield and Total Return
    Performance Data

22. Annuity Payments         Income Benefits**

23. Financial Statements     Financial Statements

** Prospectus caption given where appropriate.

                     PRINCIPAL MUTUAL LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT B

                                PREMIER VARIABLE

                       (A Group Variable Annuity Contract

                        For Employer- Sponsored Qualified

                       And Non-Qualified Retirement Plans)


        Issued by Principal Mutual Life Insurance Company (the "Company")


                      Prospectus dated ___________________


     This Prospectus concisely sets forth information about Principal Mutual Life Insurance Company Separate Account B, Premier Variable (a Group Variable Annuity Contract) (the "Contract") that an investor ought to know before investing. It should be read and retained for future reference.


     Additional information about the Contracts, including a Statement of Additional Information, dated ____________________, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus. The table of contents of the Statement of Additional Information appears on page 35 of this Prospectus. A copy of the Statement of Additional Information can be obtained, free of charge, upon request by writing or telephoning:



                     Princor Financial Services Corporation
                                   a Member of
                          The Principal Financial Group
                              Des Moines, IA 50392
                            Telephone: 1-800-633-1373


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     This Prospectus is valid only when accompanied by the current prospectus for Principal Variable Contracts Fund, Inc. (the "Fund") which should be kept for future reference.


                                TABLE OF CONTENTS
                                                                            Page
Glossary of Special Terms .................................................   3
Expense Table and Example .................................................   6
Summary  ..................................................................   8
Condensed Financial Information............................................  10
Description of Principal Mutual Life Insurance Company ....................  11
Principal Mutual Life Insurance Company Separate Account B ................  12
Deductions Under the Contract .............................................  14
     Mortality and Expense Risks Charge ...................................  14
Other Expenses.............................................................  14
     Application Fee.......................................................  14
     Contract Administration Expense.......................................  14
     Recordkeeping Expense.................................................  15
     Location Fee .........................................................  16
     Flexible Income Option Charge.........................................  17
     Documentation Expense.................................................  17
     Sales Charge .........................................................  17
     Special Services......................................................  17
Surplus Distribution at Sole Discretion of the Company ....................  17
The Contract  .............................................................  18
     Contract Values and Accounting Before Annuity Commencement Date ......  18
         Investment Accounts ..............................................  18
         Unit Value .......................................................  18
         Net Investment Factor ............................................  18
         Hypothetical Example of Calculation of Unit Value for All
              Divisions Except the Money Market Division...................  19
         Hypothetical Example of Calculation of Unit Value for the Money
              Market Division..............................................  19
     Income Benefits ......................................................  19
         Variable Annuity Payments.........................................  19
              Selecting a Variable Annuity ................................  20
              Forms of Variable Annuities .................................  20
              Basis of Annuity Conversion Rates ...........................  21
              Determining the Amount of the First Variable Annuity Payment. 22 Determining the Amount of the Second and Subsequent Monthly
                  Variable Annuity Payments ...............................  22
              Hypothetical Example of Calculation of Variable Annuity
                  Payments ................................................  23
         Flexible Income Option............................................  23
     Payment on Death of Plan Participant..................................  24
         Prior to Annuity Purchase Date ...................................  24
         Subsequent to Annuity Purchase Date ..............................  25
     Withdrawals and Transfers ............................................  25
         Cash Withdrawals .................................................  25
         Transfers Between Divisions ......................................  25
         Transfers to the Contract ........................................  26
         Transfers to a Companion Contract ................................  26
         Special Situation Involving Alternate Funding Agents .............  26
         Postponement of Cash Withdrawal or Transfer ......................  26
         Loans.............................................................  26
     Other Contractual Provisions .........................................  27
         Contribution Limits ..............................................  27
         Assignment .......................................................  27
         Cessation of Contributions .......................................  27
         Substitution of Securities........................................  27
         Changes in the Contract ..........................................  27
                                                                            Page
Statement of Values........................................................  28
Services Available by Telephone............................................  28
Distribution of the Contract...............................................  28
Performance Calculation....................................................  29
Voting Rights .............................................................  29
Federal Tax Status.........................................................  30
     Taxes Payable by Owners of Benefits and Annuitants....................  30
         Tax-Deferred Annuity Plans........................................  30
         Public Employee Deferred Compensation Plans.......................  31
         401(a) Plans......................................................  32
         Creditor-Exempt Non-Qualified Plans...............................  33
         General Creditor Non-Qualified Plans..............................  34
     Fund Diversification..................................................  34
State Regulation...........................................................  34
Legal Opinions.............................................................  35
Legal Proceedings..........................................................  35
Registration Statement.....................................................  35
Independent Auditors.......................................................  35
Contractholders' Inquiries.................................................  35
Table of Contents of the Statement of Additional Information...............  35

     This Prospectus does not constitute an offer of, or solicitation of any offer to acquire, any interest or participation in the Contracts in any jurisdiction in which such an offer or solicitation may not lawfully be made. No person is authorized to give any information or to make any representations in connection with the Contracts other than those contained in this Prospectus.

GLOSSARY OF SPECIAL TERMS

Aggregate Investment Account Value -- The sum of the Investment Account Values for Investment Accounts which correlate to a Plan Participant.

Annual Average Balance -- The total value at the beginning of the Deposit Year of all Investment Accounts which correlate to a Plan Participant under the contract and other Plan assets which correlate to a Plan Participant that are not allocated to the contract or an Associated or Companion Contract but for which the Company provides recordkeeping services ("Outside Assets"), adjusted by the time weighted average of Contributions to, and withdrawals from, Investment Accounts and Outside Assets (if any) which correlate to the Plan Participant during the period.

Annuity Change Factor -- The factor used to determine the change in value of a Variable Annuity in the course of payment.

Annuity Commencement Date -- The beginning date for Annuity Payments.

Annuity Premium -- The amount applied under the Contract to purchase an annuity.

Annuity Purchase Date -- The date an Annuity Premium is applied to purchase an annuity.

Associated Contract -- An annuity contract issued by the Company to the same Contractholder to fund the same or a comparable Plan as determined by the Company.

Commuted Value -- The dollar value, as of a given date, of remaining Annuity Payments. It is determined by the Company using the interest rate assumed in determining the initial amount of monthly income and assuming no variation in the amount of monthly payments after the date of determination.

Companion Contract -- An unregistered group annuity contract offering guaranteed interest crediting rates and which is issued by the Company to the Contractholder for the purpose of funding benefits under the Plan. The Company must agree in writing that a contract is a Companion Contract.

Contract Date -- The date this contract is effective, as shown on the face page of the contract.

Contract Year -- A period beginning on a Yearly Date and ending on the day before the next Yearly Date.

Contractholder -- The entity to which the contract will be issued, which will normally be an Employer, an association, or a trust established for the benefit of Plan Participants and their beneficiaries.

Contributions -- Amounts contributed under the contract which are accepted by the Company.

Deposit Year -- The twelve-month period ending on a day selected by the Contractholder.

Division -- The part of Separate Account B which is invested in shares of an Account of a Mutual Fund.

Employer -- The corporation, sole proprietor, firm, organization, agency or political subdivision named as employer in the Plan and any successor.

Flexible Income Option -- A periodic distribution from the contract in an amount equal to the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code, or a greater amount as requested by the Owner of Benefits.

Funding Agent -- An insurance company, custodian or trustee designated by the Contractholder and authorized to receive any amount or amounts transferred from the contract described in this Prospectus. Funding Agent will also mean Principal Mutual Life Insurance Company where the Contractholder directs the Company to transfer such amounts from the contract described in this Prospectus to another group annuity contract issued by the Company to the Contractholder.

Internal Revenue Code ("Code") -- The Internal Revenue Code of 1986, as amended, and the regulations thereunder. Reference to the Internal Revenue Code means such Code or the corresponding provisions of any subsequent revenue code and any regulations thereunder.

Investment Account -- An account that correlates to a Plan Participant established under the contract for each type of Contribution and for each Division in which the Contribution is invested.

Investment Account Value -- The value of an Investment Account for a Division which on any date will be equal to the number of units then credited to such account multiplied by the Unit Value of this series of contracts for that Division for the Valuation Period in which such date occurs.

Mutual Fund -- A registered open-end investment company in which a Division of Separate Account B invests.

Net Investment Factor -- The factor used to determine the change in Unit Value of a Division during a Valuation Period.

Normal Income Form -- The form of benefit to be provided under the Plan if the Owner of Benefits does not elect some other form. If the Plan does not specify a Normal Income Form, the Normal Income Form shall be: (a) for an unmarried Plan Participant, the single life with ten years certain annuity option described in this Prospectus, or (b) for a married Plan Participant, the joint one-half survivor annuity option described in this Prospectus.

Notification -- Any form of notice received by the Company at the Company's home office and approved in advance by the Company including written forms, electronic transmissions, telephone transmissions, facsimiles and photocopies.

Owner of Benefits -- The entity or individual that has the exclusive right to be paid benefits and exercise rights and privileges pursuant to such benefits. The Owner of Benefits is the Plan Participant under all contracts except contracts used to fund General Creditor Non-Qualified Plans (see "Summary") wherein the Contractholder is the Owner of Benefits.

Plan -- The plan established by the Employer in effect on the date the contract is executed and as amended from time to time, which the Employer has designated to the Company in writing as the Plan funded by the contract.

Plan Participant -- A person who is (i) a participant under the Plan, (ii) a beneficiary of a deceased participant, or (iii) an alternate payee under a Qualified Domestic Relations Order in whose name an Investment Account has been established under this contract.

Qualified Domestic Relations Order -- A Qualified Domestic Relations Order as defined in Internal Revenue Code Section 414 (p)(1)(A).

Quarterly Date -- The last Valuation Date of the third, sixth, ninth and twelfth month of each Deposit Year.

Separate Account B -- A separate account established by the Company under Iowa law to receive Contributions under the contract offered by this Prospectus and other contracts issued by the Company. It is divided into Divisions, each of which invest in a corresponding Account of the Principal Variable Contracts Fund, Inc.

Termination of Employment -- A Plan Participant's termination of employment with the Employer, determined under the Plan and as reported to the Company.

Total and Permanent Disability -- The condition of a Plan Participant when, as the result of sickness or injury, the Plan Participant is prevented from engaging in any substantial gainful activity and such total disability has been continuous for a period of at least six months. For contracts sold in the state of Pennsylvania, the term shall have the same meaning as defined in the Plan. The Plan Participant must submit due proof thereof which is acceptable to the Company.

Unit Value -- The value of a unit of a Division of Separate Account B.

Valuation Date -- The date as of which the net asset value of an Account is determined.

Valuation Period -- The period between the time as of which the net asset value of an Account is determined on one Valuation Date and the time as of which such value is determined on the next following Valuation Date.

Variable Annuity Payments -- A series of periodic payments, the amounts of which are not guaranteed but which will increase or decrease to reflect the investment experience of the Capital Value Division of Separate Account B. Periodic payments made pursuant to the Flexible Income Option are not Variable Annuity Payments.

Variable Annuity Reserves -- The reserves held for annuities in the course of payment for the contract.

Yearly Date -- The Contract Date and the same day of each year thereafter.

EXPENSE TABLE AND EXAMPLE


     The following tables depict fees and expenses applicable to the aggregate of all Investment Accounts that correlate to a Plan Participant established under the contract. The purpose of the table is to assist the Owner of Benefits in understanding the various costs and expenses that an Owner of Benefits will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the expenses of the Account in which the Separate Account invests and is based on expenses incurred during the fiscal year ended December 31, 1997. The Example below which includes only mortality and expense risks charges and expenses of the underlying Accounts, should not be considered a representation of past or future expenses; actual expenses may be greater or lesser than those shown. See "Deductions under the Contract."



                                  EXPENSE TABLE

     Transaction Expenses                            None
     Annual Contract Fee                             None
     Separate Account Annual Expenses
       (as a percentage of average account value)
       Mortality and Expense Risk Fees               .42%
     Annual Expenses of Accounts
       (as a percentage of average net assets of the
       following Accounts)
                                       Management     Other     Total Accounts
                                          Fees      Expenses    Annual Expenses
                                       ----------   --------    ---------------


     Balanced Account                     .59%        .02%           .61%
     Bond Account                         .50         .02            .52
     Capital Value Account                .46         .01            .47
     Government Securities Account        .50         .02            .52
     Growth Account                       .49         .01            .50
     International Account                .74         .13            .87
     MidCap Account                       .62         .02            .64
     Money Market Account                 .50         .05            .55


     The Expense Table depicts fees and expenses applicable to the Aggregate Investment Account Values which correlate to a Plan Participant under the Contract. It does not include expenses billed directly to and paid by the Contractholder pursuant to a separate service and expense agreement with the Contractholder. Except as noted below, the Contractholder must pay the following expenses (subject to certain adjustments; see "Deductions Under the Contract" and "Other Expenses"):


Application Fee                          $925 Application Fee.

Contract Administration Expenses*        $650 for  Standard  Plans  ($1,000  for  custom or  outside  Plans)
                                         + the amount determined under the Annual Expense Table on page 14
                                         (minimum of $750).

Recordkeeping Expenses*                  A graded  scale  starting at $34 per Plan  Participant  plus $1,366  (minimum of
                                         $2,250 per Plan)  (This  charge may be  deducted  from  Investment  Accounts  of inactive Plan Participants.) (If the Company provides recordkeeping services for plan assets other than assets under this  contract or an Associated or Companion
                                         Contract, the Contractholder must pay an outside asset recordkeeping charge that varies depending on the number of Plan Participants to which such Outside Assets correlate).

Location Fee (if applicable)             $150 per quarter ($600 annually) for each additional employee group or location.

Flexible Income Option Charge            $25 for each Plan  Participant  receiving  benefits  under the  Flexible  Income
                                         Option (this charge may be deducted  from  Investment  Accounts of inactive Plan
                                         Participants).


Documentation Expenses                   $125 for initial setup or restatement. Additional costs apply for Custom-Written
   (for Standard Plan)                   plans

Compensation to Registered               Either  4.5% of the  first  $5,000 of  annual  Contributions  grading  down to .25%
                                         of  contributions  in excess of $500,000 or 3.0% of the first $50,000 of annual
                                         Contributions  grading down to .25% of  Contributions in excess of $3,000,000.

*  May be more or less  depending  on the number of Plan  Participants  and  services  performed  by  Company.  See
   "Other Expenses."

                                     EXAMPLE

     Regardless of whether the          Separate Account
     Investment Accounts which               Division          1 Year    3 Years    5 Years  10 Years
     correlate to a Plan Participant  --------------------     ------    -------    -------  --------
     are surrendered at the end of
     the applicable time period:


        The Owner of Benefits would   Balanced                   $11       $33       $57        $126
        pay the following expenses    Bond                       $10       $30       $52        $115
        on a $1,000 investment,       Capital Value               $9       $28       $49        $110
        assuming a 5% annual return   Government Securities      $10       $30       $52        $115
        on assets:                    Growth                      $9       $29       $51        $113
                                      International              $13       $41       $71        $156
                                      MidCap                     $11       $34       $58        $129
                                      Money Market               $10       $31       $54        $119



SUMMARY

     The following summary should be read in conjunction with the detailed information appearing elsewhere in this Prospectus.

Contract Offered

     The group variable annuity contract offered by this Prospectus is issued by the Company and designed to aid in retirement planning. The contract provides for the accumulation of Contributions and the payment of Variable Annuity Payments on a completely variable basis.

     The contract is generally available to fund the following types of plans:

     1. Tax Deferred Annuity Plans ("TDA Plan"). Annuity purchase plans adopted pursuant to Section 403(b) of the Code by certain organizations that qualify for tax-exempt status under Section 501(c)(3) of the Code or are eligible public schools or colleges. TDA Contracts are issued to Contractholders, which typically are such tax-exempt organizations or an association representing such organization or its employees. Plan Participants may obtain certain Federal income tax benefits provided under Section 403(b) of the Code (see "Federal Tax Status").

     2. Public Employee Deferred Compensation Plans ("PEDC Plan"). Public Employee Deferred Compensation plans or programs adopted by a unit of a state or local government and nonprofit organizations pursuant to
         Section 457 of the Code. (See "Federal Tax Status"). Note: The contract is not currently offered to fund governmental 457 Plans in the state of New York.

     3. Qualified Pension or Profit-Sharing Plans ("401(a) Plans"). Plans adopted pursuant to Section 401(a) of the Code. Participants of 401(a) Plans obtain income tax benefits provided under the Code as qualified pension plans.

     4. Creditor-Exempt or General Creditor Non-Qualified Plans ("Creditor-Exempt" or "General Creditor" Plan). Employer sponsored savings, compensation or other plans the contributions for which are made without Internal Revenue Code restrictions generally applicable to qualified retirement plans. (See "Federal Tax Status").

     The contract will be sold primarily by persons who are insurance agents of or brokers for Principal Mutual Life Insurance Company. In addition, these persons will usually be registered representatives of Princor Financial Services Corporation, which acts as distributor for the Contract. See "Distribution of the Contract."

Contributions

     The contract prescribes no limits on the minimum Contribution which may be made to an Investment Account. Plan Participant maximum Contributions are discussed under "Federal Tax Status." Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days notice.

     All Contributions made pursuant to the Contract are allocated to one or more Investment Accounts which correlate to a Plan Participant. An Investment Account is established for each type of Contribution for each Division of the Separate Account as directed by the Owner of Benefits. Currently, the Divisions available under the Contract are: Balanced, Bond, Capital Value, Government Securities, Growth, International, MidCap and Money Market. The Contractholder may choose to limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions and the Capital Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments. Additional Divisions may be added in the future. If no direction is provided for a particular Contribution, such Contribution will be allocated to an Investment Account which is invested in the Money Market Division.

Separate Account B

     Each of the Divisions corresponds to one of the Accounts in which Contributions may be invested. The objective of the contract is to provide a return on amounts contributed that will reflect the investment experience of the Accounts in which the Divisions to which Contributions are directed are invested. The value of the Contributions accumulated in Separate Account B prior to the Annuity Commencement Date will vary with the investment experience of the Accounts.

     Each of the Divisions invests only in shares of Accounts of the Principal Variable Contracts Fund, Inc. as indicated in the table below.

              Division                                Account
              --------                                -------
     Balanced Division                        Balanced Account
     Bond Division                            Bond Account
     Capital Value Division                   Capital Value Account
     Government Securities Division           Government Securities Account
     Growth Division                          Growth Account
     International Division                   International Account
     MidCap Division                          MidCap Account
     Money Market Division                    Money Market Account

Distributions, Transfers, and Withdrawals

     Variable Annuity Payments will be made on and after a Plan Participant's Annuity Commencement Date. All Variable Annuity Payments will reflect the performance of the Account underlying the Capital Value Division and therefore the annuitant is subject to the risk that the amount of variable annuity payments may decline. (See "Income Benefits.")

     Generally, at any time prior to the Annuity Purchase Date, the Owner of Benefits may transfer all or any portion of an Investment Account which correlates to a Plan Participant to another available Investment Account correlating to such Plan Participant. If a Companion Contract has been issued to the Contractholder to fund the Plan, and if permitted by the Plan and Companion Contract, amounts transferred from such Companion Contract may be invested in this contract to establish Investment Accounts which correlate to a Plan Participant at any time at least one month before the Annuity Commencement Date. Similarly, if the Company has issued a Companion Contract to the Contractholder, and if permitted by the Plan and the Companion Contract, the Owner of Benefits, subject to certain limitations, may file a Notification with the Company to transfer all or a portion of the Investment Account values which correlate to a Plan Participant to the Companion Contract. (See "Withdrawals and Transfers.") In addition, subject to any Plan limitations or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may
withdraw  cash  from  the  Investment   Accounts  that  correlate  to  the  Plan
Participant at any time prior to the Plan Participant's termination of employment, disability, retirement or the Annuity Purchase Date subject to any charges that may be applied. See "Withdrawals and Transfers." Note that withdrawals before age 59 1/2 may involve an income tax penalty. See "Federal Tax Status." No withdrawals are permitted after the Annuity Purchase Date.

CONDENSED FINANCIAL INFORMATION

     Financial   statements   are  included  in  the   Statement  of  Additional
Information. Following are Unit Values for the Premier Variable Annuity Contract for the periods ended December 31.

                                             Accumulation Unit Value           Number of Accumulation Units

                                            Beginning          End             Outstanding at End of Period
                                            of period       of period                 (in thousands)


     Balanced Division
       Year Ended December 31
         1997                                $1.366          $1.603                        10,617
         1996                                 1.212           1.366                         7,467
         1995                                  .976           1.212                         3,317
     Period Ended December 31, 1994(1)        1.000            .976                           125
     Bond Division
       Year Ended December 31
         1997                                 1.257           1.384                         4,009
         1996                                 1.232           1.257                         2,612
         1995                                 1.012           1.232                         1,208
     Period Ended December 31, 1994(1)        1.000           1.012                            31
     Capital Value Division
       Year Ended December 31
         1997                                 1.858           2.378                        21,339
         1996                                 1.510           1.858                        17,962
         1995                                 1.148           1.510                        14,824
         1994                                 1.147           1.148                        13,967
         1993                                 1.067           1.147                         7,980
         1992(2)                              1.000           1.067                            84
     Government Securities Division
       Year Ended December 31
         1997                                 1.302           1.431                         7,686
         1996                                 1.265           1.302                         7,513
         1995                                 1.066           1.265                         7,159
         1994                                 1.120           1.066                         6,431
         1993                                 1.021           1.120                         2,553
         1992(2)                              1.000           1.021                            40
     Growth Division
       Year Ended December 31
         1997                                 1.404           1.775                        11,441
         1996                                 1.253           1.404                         6,802
         1995                                 1.001           1.253                         2,860
       Period Ended December 31, 1994(1)      1.000           1.001                           110
     International Division
       Year Ended December 31
         1997                                 1.358           1.518                         7,684
         1996                                 1.090           1.358                         4,298
         1995                                  .958           1.090                         1,672
       Period Ended December 31, 1994(1)      1.000            .958                           137
     MidCap Division
       Year Ended December 31
         1997                                 1.537           1.879                         9,536
         1996                                 1.274           1.537                         5,722
         1995                                  .991           1.274                         1,896
       Period Ended December 31, 1994(1)      1.000            .991                           119
     Money Market Division
       Year Ended December 31
         1997                                 1.181           1.237                         6,515
         1996                                 1.128           1.181                         5,379
         1995                                 1.072           1.128                         2,959
         1994                                 1.036           1.072                         1,791
         1993                                 1.013           1.036                           901
         1992(2)                              1.000           1.013                         2,969


     (1) Commenced operations on October 3, 1994.
     (2) Commenced operations on July 15, 1992.

DESCRIPTION OF PRINCIPAL MUTUAL LIFE INSURANCE COMPANY (The "Company")

     Principal Mutual Life Insurance Company is a mutual life insurance company with its home office at The Principal Financial Group, Des Moines, Iowa 50392, telephone number 515-247-5111. It was originally incorporated under the laws of the State of Iowa in 1879 as Bankers Life Association, changed its name to Bankers Life Company in 1911 and changed its name to Principal Mutual Life Insurance Company in 1986. It is a member of The Principal Financial Group, a diversified family of insurance and financial services corporations.


     The Board of Directors of the Company has approved a Plan of Reorganization (the "Plan") pursuant to which the Company will adopt a mutual insurance holding company structure. The Plan was approved by the owners of annuity contracts and life insurance policies issued by the Company and has been submitted to the Commissioner of Insurance of the State of Iowa (the "Iowa Commissioner") for approval.

     Under the Plan, the Company will form a mutual insurance holding company named "Principal Mutual Holding Company" and will convert to a stock life insurance company. As part of such conversion, the Company will change its name to "Principal Life Insurance Company" ("Principal Life"). Principal Mutual Holding Company will be the ultimate parent company in the family of companies known as the Principal Financial Group(R).

     Because the Company currently is a mutual life insurance company, Contractholders have, in addition to contract rights related to the Contract, certain membership interests in the Company, consisting principally of the right to vote on the election of directors of the Company and on other matters and the right to receive distributions of the Company's surplus upon liquidation or dissolution of the Company. The Plan will preserve but separate these contract rights and membership interests. Contract rights will remain with Principal Life, and Contractholders on the date the Plan becomes effective (the "Effective Date") will automatically become members of Principal Mutual Holding Company and such Contractholders' membership interests in the Company will be extinguished. Under the terms of the Plan, the membership interests of members of Principal Mutual Holding Company will consist principally of the right to vote on the election of directors of Principal Mutual Holding Company and on other matters and to receive distributions of Principal Mutual Holding Company's assets upon liquidation or dissolution of Principal Mutual Holding Company. Contractholders of Contracts issued by Principal Life after the Effective Date also will automatically become members of Principal Mutual Holding Company. The Plan will not, in any way, increase premium payments or reduce Contract benefits, values, guarantees or other Contract obligations owed to Contractholders.

     The Company believes that adoption of the Plan will result in a corporate structure that, among other things, will provide the Company with flexibility in raising capital through various means that are not currently available to it, including stock offerings. Any initial offering of voting stock to third parties will be subject to the approval of the Iowa Commissioner. Although there are no current plans to offer voting stock, in the event voting stock was sold to third parties, it is possible that the interests of such third party shareholders and Contractholders could diverge on certain issues. The Company, however, believes that such shareholders and Contractholders will generally have a greater commonality of interests than the potential for conflict and will endeavor to minimize the occurrence of such conflicts and to operate the companies in the best interests of all constituencies.

     The Effective Date is scheduled to be July 1, 1998, but the Iowa Commissioner must first approve the Plan. In addition, insurance regulatory authorities in each state must issue an amendment to the Company's Certificate of Authority (to reflect the name change from Principal Mutual Life Insurance Company to Principal Life Insurance Company) and must approve the forms which support the Contract. Should the Effective Date be other than July 1, 1998 or if states other than Iowa have not completed action by that date, the Company will notify existing Owners and others by supplementing this prospectus. Contracts issued on or after the Effective Date will be issued by Principal Life, will not be participating and will not be eligible to participate in any distribution of divisible surplus (see "Surplus Distribution at Sole Discretion of the Company"). As Owner of a Contract issued after the Effective Date, you will be a member of Principal Mutual Holding Company as described above.

     Principal Mutual Life Insurance Company is authorized to do business in the 50 states of the United States, the District of Columbia, the Commonwealth of Puerto Rico, and the Canadian Provinces of Alberta, British Columbia, Manitoba, Ontario and Quebec. The Company offers a full range of products and services for businesses, groups and individuals including individual insurance, pension plans and group/employee benefits. The Company has ranked in the upper one percent of life insurers in assets and premium income and has consistently received excellent ratings from the major rating firms based upon the Company's claims paying ability. The Company has $_________ billion in assets under management and serves more than ________ million individuals and their families.


PRINCIPAL MUTUAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Separate Account B was established on January 12, 1970 pursuant to a resolution (as amended) of the Executive Committee of the Board of Directors of the Company. Under Iowa insurance laws and regulations the income, gains or losses, whether or not realized, of Separate Account B are credited to or charged against the assets of Separate Account B without regard to the other income, gains or losses of the Company. Although the assets of Separate Account B, equal to the reserves and other liabilities arising under the contract, will not be charged with any liabilities arising out of any other business conducted by the Company, the reverse is not true. Hence, all obligations arising under the contract, including the promise to make Variable Annuity Payments, are general corporate obligations of the Company.

     Separate Account B was registered on July 17, 1970 with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Such registration does not involve supervision by the Commission of the investments or investment policies of Separate Account B.

     Separate Account B is divided into Divisions each of which invests only in shares of an Account of the Principal Variable Contracts Fund, Inc. as indicated in the table below.

                Division                                 Account
                --------                                 -------
     Balanced Division                          Balanced Account
     Bond Division                              Bond Account
     Capital Value Division                     Capital Value Account
     Government Securities Division             Government Securities Account
     Growth Division                            Growth Account
     International Division                     International Account
     MidCap Division                            MidCap Account
     Money Market Division                      Money Market Account


     The Fund is a diversified, open-end management investment company. The investment Manager for the Fund is Principal Management Corporation (the "Manager"). The Accounts are also used to fund variable life insurance contracts. See "Eligible Purchasers and Purchase of Shares" in the Fund's prospectus for a discussion of the potential risks associated with "mixed funding."


     The investment objective of the Balanced Account is to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective. In seeking to achieve the investment objective, the Account invests primarily in growth and income-oriented common stocks (including securities convertible into common stocks), corporate bonds and debentures and short-term money market instruments. The portions of the Account's total assets invested in equity securities, debt securities and short-term money market instruments are not fixed, although ordinarily 40% to 70% of the Account's portfolio will be invested in equity securities with the balance of the portfolio invested in debt securities.

     The investment objective of the Bond Account is to provide as high a level of income as is consistent with preservation of capital and prudent investment risk. In seeking to achieve the investment objective, the Account predominantly invests in marketable fixed-income securities. Investments will be made generally on a long-term basis, but the Account may make short-term investments from time to time as deemed prudent by the Account's Manager. Longer maturities typically provide better yields but will subject the Account to a greater possibility of substantial changes in the values of its portfolio securities as interest rates change.

     The investment objective of the Capital Value Account is long-term capital appreciation and growth of investment income. This Account invests primarily in common stocks but may invest in other securities.

     The Government Securities Account has an investment objective of a high level of current income, liquidity and safety of principal. The Account seeks to achieve this objective through the purchase of obligations issued or guaranteed by the United States Government or its agencies, with up to 55% of the Account's assets invested in Government National Mortgage Association Certificates ("GNMA Certificates"). Account shares, however, are not guaranteed by the United States Government. The value of the Account's investments fluctuates as interest rates change. The value rises when rates decline and falls when rates increase. Expected prepayments of mortgages included in a GNMA certificate can affect the market value of the certificate, and actual prepayments can affect the return ultimately received.

     The objective of the Growth Account is growth of capital. Realization of current income will be incidental to the objective of growth of capital. The Account will invest primarily in common stocks, but it may invest in other equity securities. In pursuit of the Account's investment objective, investments will be made in securities which as a group appear to possess potential for appreciation in market value. Common stocks chosen for investment may include those of companies which have a record of sales and earnings growth that exceeds the growth rate of corporate profits of the S&P 500 or which offer new products or new services. The policy of investing in securities which have high potential for growth of capital can mean that the assets of the Account may be subject to greater risk than securities which do not have such potential.

     The investment objective of the International Account is to seek long-term growth of capital through investment in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Account intends that its investments normally will be allocated among various countries. Although there is no limitation on the percentage of assets that may be invested in any one country or denominated in any one currency, the Account intends under normal market conditions to have at least 65% of its assets invested in securities issued by corporations of at least three countries, one of which may be the United States. Investments may be made anywhere in the world, but it is expected that primary consideration will be given to investing in the securities issued by corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia) that have developed economies. Changes in investments may be made as prospects change for particular countries, industries or companies.

     The objective of the MidCap Account is to achieve capital appreciation. The strategy of this Account is to invest primarily in the common stocks and securities (both debt and preferred stock) convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of the Account's Manager, are responsive to changes within the marketplace and have the fundamental characteristics to support growth. In pursuing its objective of capital appreciation, the MidCap Account may invest, for any period of time, in any industry, in any kind of growth-oriented company, whether new and unseasoned or well known and established.

     The Money Market Account has an investment objective of obtaining maximum current income available from short-term securities consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments. This Account invests in United States dollar denominated instruments having a maturity of 397 days or less that the Manager, subject to the oversight of the Fund's board of directors, determines present minimal credit risks and which at the time of acquisition are "Eligible Securities" as that term is defined in regulations issued under the Investment Company Act of 1940. See the Fund's prospectus for details. The value of the investments held by this Account may fluctuate, although the net asset value per share is normally expected to remain at $1.00. However, its yield will vary with changes in short-term interest rates. Over the last two decades there has been a general correlation between short-term interest rates and the cost of living, but there has been no exact correlation and for some periods such rates have declined while the cost of living has risen.

     Additional information concerning these Accounts, including their investment policies and restrictions, investment management fees and operating expenses is given in the prospectus for the Fund. A Prospectus for the Principal Variable Contracts Fund, Inc. is attached to and follows this Prospectus. It should be read carefully in conjunction with this Prospectus before investing.

     Each Division purchases shares of an Account at net asset value. In addition, all distributions made by an Account with respect to shares held by Divisions of Separate Account B are reinvested at net asset value in additional shares of the same Account. Contract benefits are provided and charges are made in effect by redeeming Account shares at net asset value. Values under the Contract, both before and after the commencement of Variable Annuity Payments, will increase or decrease to reflect the investment performance of the Accounts and Owners of Benefits assume the risks of such change in values.

     The Company is taxed as a life insurance company under the Internal Revenue Code. The operations of Separate Account B are part of the total operations of the Company but are treated separately for accounting and financial statement purposes and are considered separately in computing the Company's tax liability. Separate Account B is not affected by federal income taxes paid by the Company with respect to its other operations, and under existing federal income tax law, investment income and capital gains attributable to Separate Account B are not taxed. The Company reserves the right to charge Separate Account B with, and to create a reserve for, any tax liability which the Company determines may result from maintenance of Separate Account B. To the best of the Company's knowledge, there is no current prospect of any such liability.

DEDUCTIONS UNDER THE CONTRACT

     A mortality and expense risks charge is deducted under the contract. There are also deductions from and expenses paid out of the assets of the Accounts. These expenses are described in the Fund's prospectus.

A.   Mortality and Expense Risks Charge

     Variable Annuity Payments will not be affected by adverse mortality experience or by any excess in the actual sales and administrative expenses over the charges provided for in the contract. The Company assumes the risks that (i) Variable Annuity Payments will continue for a longer period than anticipated and (ii) the allowance for administration expenses in the annuity conversion rates will be insufficient to cover the actual costs of administration relating to Variable Annuity Payments. For assuming these risks, the Company, in determining Unit Values and Variable Annuity Payments, makes a charge as of the end of each Valuation Period against the assets of Separate Account B held with respect to the contract. The charge is equivalent to a simple annual rate of .42%. The Company does not believe that it is possible to specifically identify that portion of the .42% deduction applicable to the separate risks involved, but estimates that a reasonable approximate allocation would be .28% for the mortality risks and .14% for the expense risks. The mortality and expense risks charge may be changed by the Company at any time by giving not less than 60-days prior written notice to the Contractholder. However, the charge may not exceed 1.25% on an annual basis, and only one change may be made in any one-year period. If the charge is insufficient to cover the actual costs of the mortality and expense risk assumed, the financial loss will fall on the Company; conversely, if the charge proves more than sufficient, the excess will be a gain to the Company.

OTHER EXPENSES

     The Contractholder is obligated to pay additional expenses associated with the acquisition and servicing of the contract in accordance with the terms of a Service and Expense Agreement between the Contractholder and the Company. These expenses are not deductible from Investment Accounts which correlate to Plan Participants, except that the recordkeeping expense and Flexible Income Option charge attributable to inactive Plan Participants (Plan Participants who have died, retired or terminated employment or who are Totally and Permanently Disabled and alternate payees under a Qualified Domestic Relations Order) may at the Contractholder's election be deducted from such Plan Participant's Investment Account Values. The expenses which the Contractholder must pay if applicable, include an application fee, transfer fee, contract administration expense, recordkeeping expense, location fee, a Flexible Income Option charge, documentation expense and in some cases a sales charge. As part of the Company's policy of ensuring client satisfaction with the services it provides, the Company may agree to waive the assessment of all or a portion of these expenses or charges (except for the sales charge) in response to any reasonably-based complaint from the Contractholder as to the quality of the services covered by such expenses or charges that the Company is unable to rectify. These expenses are described below:

A.   Application Fee

     A $925 application fee is charged to the Contractholder in the first Contract Year. If a Companion Contract has been issued by the Company to the Contractholder to fund the Plan, the application fee will be assessed to the Companion Contract. The total application fee paid by the
     Contractholder to obtain both contracts will not exceed $925. If the Company has issued an Associated Contract to the Contractholder to fund an employee benefit plan administered by the Company, the application fee for the contract described in this prospectus will be waived by the Company.

B.   Contract Administration Expense

     The Contractholder must also pay a contract administration expense. The contract administration expense is charged quarterly and is equal to one-fourth of the amount derived by adding $650 ($1,000 for custom or outside plans) to the amount calculated by multiplying the Quarter end
     Balance at the end of each Deposit Year Quarter by the Annual Expense percentage below. Quarter end Balance is the total of all Investment Accounts under the contract and other Plan assets not allocated to the contract or an Associated or Companion Contract ("Outside Assets") at the end of each Deposit Year Quarter.

                                                                                             Expense Percentage

                                                                                             Expense Percentage
         Over               But Not Over             The Annual Expense Is:                    Top of Bracket
     ------------          -------------      ---------------------------------              ------------------
     $          0          $     262,500            $750 minimum                                  .002857
          262,500              1,000,000      [.0020 x ending balance] + $225                     .002225
        1,000,000              5,000,000      [.0010 x ending balance] + $1,225                   .001245
        5,000,000             10,000,000      [.0005 x ending balance] + $3,725                   .000873
       10,000,000             30,000,000      [.0004 x ending balance] + $4,725                   .000558
       30,000,000                             [.0003 x ending balance] + $7,725

Example: Assume a $3,500,000 total fund at the end of the Quarter for a standard plan. The contract administration charge is $1,343.75 derived as follows:
     [.0010 x $3,500,000] + $1,225 = $4,725 + $650 = $5,375 / 4 = $1,343.75.

     The contract administration expense is also charged if all Investment Accounts which correlate to a Plan Participant are canceled during the Deposit Year as a result of a withdrawal. The amount attributable to such Investment Accounts is determined as described above but is pro-rated to the date of cancellation.

     The contract administration expense will be reduced by 10% if the Company has issued an Associated Contract to the Contractowner.

     The contract administration expense for an employer with both a non-qualified plan in the contract offered under this prospectus and a 401(k) Plan in a Flexible Investment Annuity ("FIA") Contract (and which meets our underwriting guidelines) will be calculated based on the quarter end value of the investment accounts under both contracts (plus $750 annually for general creditor non-qualified plans or $1,000 for creditor exempt plans) and the proportionate charge will be allocated to Plan Participants in each contract.

C.   Recordkeeping Expense

     The Contractholder must also pay a recordkeeping expense. The quarterly recordkeeping expense is one-fourth of the charge determined from the table below. The amount of the charge is determined at the end of each quarter based upon the number of Plan Participants, both active and inactive, for whom there are Investment Accounts under the contract at the end of the quarter.

                                           Annual Expense (Benefit Report
                Plan Participants            Sent to the Contractholder)
                -----------------       ------------------------------------
                1-19                                   $2,250
                20-49                   $34 per Plan Participant  + $  1,366
                50-99                   $31 per Plan Participant  + $  1,516
                100-299                 $28 per Plan Participant  + $  1,816
                300-499                 $23 per Plan Participant  + $  3,316
                500 - 999               $19 per Plan Participant  + $  5,316
                1,000 - 2,499           $14 per Plan Participant  + $ 10,316
                2,500 - 4,999           $12 per Plan Participant  + $ 15,316
                5,000 and over          $10 per Plan Participant  + $ 25,316

     Example:  Assume 600 Plan  Participants  with Benefit  Reports sent to the
               Contractholder: The expense is $16,716 [600 x $19 = $11,400+$5,316 = $16,716] / 4 = $4,179. This would be $6.96 per Plan Participant, per quarter.

     The recordkeeping expense is increased by $3 per Plan Participant if benefit reports are mailed directly to Plan Participants' homes.

     If, instead of quarterly benefit reports, the Company provides such reports annually, the recordkeeping expense is reduced by 9%. Similarly, if such reports are provided semi-annually, the recordkeeping expense is reduced by 6%. If such reports are provided on a monthly basis, the recordkeeping expense is increased by 24%.

     If  the   Company   performs   more  (or  less)   than  two   401(k)/401(m)
     non-discrimination tests in a Deposit Year, the recordkeeping expense is increase (reduced) by 3% for each additional test performed (or test not performed).

     The recordkeeping expense is reduced by 10% if Plan Contributions are reported in the Company's standard format by modem. Effective on the first day of the Deposit Year in 1999, this 10% reduction will be discontinued. There will be an additional 5% charge is contributions are reported using tape/diskette or an additional 10% charge if reported using paper.

     Effective on the first day of the Deposit Year in 1998, a charge of $15 will be made to the account of plan participants who make investment changes/transfers using paper rather than our toll-free number (1-800-633-1373).

     The recordkeeping expense for an employer with both a non-qualified plan in the contract offered under this prospectus and a 401(k) plan in a FIA contract will be determined at the point in scale reached under the 401(k) plan.

     If the initial Deposit Year is less than twelve months, an adjustment will be made in the amount of the charge so that the full amount of the annual charge per Plan Participant will be assessed during the year.

     If all Investment Accounts attributable to a Plan Participant are canceled during the Deposit Year as a result of a withdrawal, the unassessed portion of the full annual charge attributable to the Plan Participant will be charged.

     If the Company provides recordkeeping services for Plan assets not allocated to the contract or an Associated or Companion Contract ("Outside Assets"), the Contractholder must pay an Outside Asset recordkeeping expense. The annual charge is calculated based upon the following table.

              Number of Plan Participants              Outside Asset
                  with Outside Accounts             Annual Recordkeeping
                   During the Quarter                      Expense
              ---------------------------      -----------------------------
                     1-25                      $1,000 minimum
                     26-49                     $15.30 per member + $614.70
                     50-99                     $13.95 per member + $682.20
                     100-299                   $12.60 per member + $817.20
                     300-499                   $10.35 per member + $1,492.20
                     500-999                   $8.55 per member + $2,392.20
                     1000-2499                 $6.30 per member + $4,642.20
                     2500-4999                 $5.40 per member + $6,842.20
                     5000 and over             $4.50 per member + $11,392.20

     The charge calculated in accordance with the above table will be increased by 15% for the second and each additional Outside Asset for which the Company provides recordkeeping services. One-fourth of the annual Outside Asset Recordkeeping Charge will be billed on a quarterly basis. This charge does not apply if the Outside Assets which correlate to the Plan Participant consist solely of shares of mutual funds for which a subsidiary of the Company serves as investment adviser.

     The Contractholder may elect to have the recordkeeping expense attributable to investments in this contract which correlate to inactive Plan Participants deducted from the Investment Account Values of such Plan Participants. In such case, the Company will reduce the charge if necessary so that it will not exceed 1% of the Plan Participant's aggregate Investment Account Values at the time the charge is made. The portion of the charge attributable to a Plan Participant will be allocated to his or her Investment Account in proportion to their relative value.

D.   Location Fee

     Contractholders may request the Company to provide services to groups of employees at multiple locations. If the Company agrees to provide such services, the Contractholder will be charged $150 on a quarterly basis for each additional employee group or location.

E.   Flexible Income Option Charge

     An additional charge of $25 annually will be made for any Plan Participant receiving benefits under the Flexible Income Option. The charge is added to the portion of the recordkeeping expense attributable to such Plan Participants. If the Contractowner has elected to deduct the recordkeeping expense from the Investment Accounts of inactive Plan Participants, the Flexible Income Option Charge will also be deducted from such accounts. If a Plan Participant is receiving benefits under the Flexible Income Option from a Companion Contract to which a Flexible Income Option Charge applies, the charge will not apply to the contract described in this Prospectus.

F.   Documentation Expense

     The Company provides a sample Plan document and summary plan descriptions to the Contractholder. The Contractholder will be billed $125 if the Contractholder uses a Principal Mutual Standard Plan. If the Company provides a sample custom-written Plan, the Contractholder will be billed $700 for the initial Plan or for any restatement thereof, $300 for any amendments thereto, and $500 for standard summary plan description booklets. If the Contractholder adopts a Plan other than one provided by the Company, a $900 charge will be made for summary plan description booklets requested by the Contractholder, if any.

G.   Sales Charge

     A sales charge will be billed to and paid by the Contractholder according to one of the following schedules:

                      Schedule A

        Amount of Plan       Amount Payable as a
         Contributions         Percent of Plan
     in Each Deposit Year       Contributions
     ----------------------  -------------------
     The first   $    5,000         4.50%
     The next         5,000         3.00
     The next         5,000         1.70
     The next        35,000         1.40
     The next        50,000         0.90
     The next       400,000         0.60
     Excess over    500,000         0.25


                    Schedule B

        Amount of Plan      Amount Payable as
         Contributions       Percent of Plan
     In Each Deposit Year     Contributions
   ----------------------   -----------------
   The first $     50,000         3.00%
   The next        50,000         2.00
   The next       400,000         1.00
   The  next    2,500,000         0.50
   Excess over  3,000,000         0.25

     The applicable sales charge will be determined by the Company. The sales charge described in Schedule B will apply for certain salary deferral Plans. The sales charge described in Schedule A will apply if the Plan is not a salary deferral Plan or if the Plan is a salary deferral Plan subject to reduced sales expenses. The Contractholder will be notified of the applicable sales charge prior to the issuance of the Contract. Contributions made by the Contractholder to the contract described in this prospectus, a Companion Contract or any Associated Contract will be combined for purposes of applying the above sales charge schedules.

     The Company will not charge a sales charge to Contractholders who acquire the contract either: (1) directly from the Company upon a recommendation of an independent pension consultant who charges a fee for its pension consulting services and who receives no remuneration from the Company in association with the sale of the contract; or (2) through registered representatives of the Principal Underwriter who are also Group Insurance Representative employees of the Company.

H.   Special Services

     If requested by the Contractholder, the Company may provide special services not provided as part of the contract administration and recordkeeping services. The Company will charge the Contractholder the cost of providing such services.

SURPLUS DISTRIBUTION AT SOLE DISCRETION OF THE COMPANY

     It is not anticipated that any divisible surplus will ever be distributable to the contract in the future because the contract is not expected to result in a contribution to the divisible surplus of the Company. However, if any distribution of divisible surplus is made, it will be made to Investment Accounts in the form of additional units.

THE CONTRACT

     The contract will normally be issued to an Employer or association or a trust established for the benefit of Plan Participants and their beneficiaries. The Company will issue a pre-retirement certificate describing the benefits under the contract to Plan Participants who reside in a state that requires the issuance of such certificates. The initial Contribution which correlates to a Plan Participant will be invested in the Division or Divisions that are chosen as of the end of the Valuation Period in which such Contribution is received by the Company at its home office in Des Moines, Iowa. If the allocation instructions are late, or not completed, the Company will invest such unallocated Contributions in the Money Market Division on the date such Contributions are received. Subsequently, the Company will transfer all or a portion of such Contributions as of the date complete allocation instructions are received by the Company in accordance with the allocation specified therein. After complete allocation instructions have been received by the Company, all current and future Contributions will be allocated to the chosen Divisions as of the end of the Valuation period in which such Contributions are received. If complete allocation instructions are not received by the Company within 105 days after the initial Contributions are allocated to the Money Market Division, the Company will remit the Contributions plus any earnings thereon to the Contractholder. The Contractholder may limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions as described above and the Capital Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments.

A.   Contract Values and Accounting Before Annuity Commencement Date

     1.   Investment Accounts

         An Investment Account or Accounts correlating to a Plan Participant will be established for each type of Contribution and for each Division of Separate Account B in which such Contribution is invested.

         Investment Accounts will be maintained until the Investment Account Values are either (a) applied to effect Variable Annuity benefits, (b) paid to the Owner of Benefits or the beneficiary, (c) transferred in accordance with the provisions of the contract or (d) cancelled to pay the recordkeeping expenses for a Plan Participant where Termination of Employment, retirement or death has occurred or for an alternate payee under a Qualified Domestic Relations Order.

         Each Contribution will be allocated to the Division or Divisions designated by the Notification on file with the Company and will result in a credit of units to the appropriate Investment Account. The number of units so credited will be determined by dividing the portion of the Contributions allocated to the Division by the Unit Value for such Division for the Valuation Period within which the Contribution was received by the Company at its home office in Des Moines, Iowa.

     2.  Unit Value

         The Unit Value for a Contract which participates in a Division of Separate Account B determines the value of an Investment Account consisting of contributions allocated to that Division. The Unit Value for each Division for the contract is determined on each day on which the net asset value of its underlying Account is determined. The Unit Value for a Valuation Period is determined as of the end of that period. The investment performance of the underlying Account and deducted expenses affect the Unit Value.

         For this series of contracts, the Unit Value for each Division will be fixed at $1.00 for the Valuation Period in which the first amount of money is credited to the Division. A Division's Unit Value for any later Valuation Period is equal to its Unit Value for the immediately preceding Valuation Period multiplied by the Net Investment Factor (see below) for that Division for this series of contracts for the later Valuation Period.

     3.  Net Investment Factor

         Each  Net  Investment  Factor  is  the  quantitative   measure  of  the
         investment performance of each Division of Separate Account B.

         For any specified Valuation Period the Net Investment Factor for a Division for this series of contracts is equal to

         (a) the quotient obtained by dividing (i) the net asset value of a share of the underlying Account as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution made by the Account during the Valuation Period (less an adjustment for taxes, if any) by (ii) the net asset value of a share of the Account as of the end of the immediately preceding Valuation Period, reduced by

         (b) a mortality and expense risks charge, equal to a simple interest rate for the number of days within the Valuation Period at an annual rate of 0.42%.

         The amounts  derived from applying the rate  specified in  subparagraph
         (b) above and the amount of any taxes referred to in subparagraph (a) above will be accrued daily and will be transferred from Separate Account B at the discretion of the Company.

     4. Hypothetical Example of Calculation of Unit Value for All Divisions Except the Money Market Division

         The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $14.8000; that there were no dividends or other distributions made by the Account and no adjustment for taxes since the last determination; that the net asset value of an Account share last determined was $14.7800; that the last Unit Value was $1.0185363; and that the Valuation Period was one day. To determine the current Net Investment Factor, divide $14.8000 by $14.7800 which produces 1.0013532 and deduct from this amount the mortality and expense risks charge of 0.0000090, which is the rate for one day that is equivalent to a simple annual rate of 0.33%. The result, 1.0013442, is the current Net Investment Factor. The last Unit Value ($1.0185363) is then multiplied by the current Net Investment Factor (1.0013442) which produces a current Unit Value of $1.0199054.

     5. Hypothetical Example of Calculation of Unit Value for the Money Market Division

         The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $1.0000; that a dividend of .0328767 cents per share was declared by the Account prior to calculation of the net asset value of the Account share and that no other distributions and no adjustment for taxes were made since the last determination; that the net asset value of an Account share last determined was $1.0000; that the last Unit Value was $1.0162734; and that the Valuation Period was one day.

         To determine the current Net Investment Factor, add the current net asset value ($1.0000) to the amount of the dividend ($.000328767) and divide by the last net asset value ($1.0000), which when rounded to seven places equals 1.0003288. Deduct from this amount the mortality and expense risks charge of .0000090 (the proportionate rate for one day based on a simple annual rate of 0.33%). The result (1.0003198) is the current Net Investment Factor. The last Unit Value ($1.0162734) is then multiplied by the current Net Investment Factor (1.0003198), resulting in a current Unit Value of $1.0165984.

B.   Income Benefits

     Income Benefits consist of either monthly Variable Annuity Payments or periodic payments made on a monthly, quarterly, semi-annual or annual basis pursuant to the Flexible Income Option.

     1.  Variable Annuity Payments

         The amount applied to provide Variable Annuity Payments must be at least $1,750. Variable Annuity Payments will be provided by the Investment Accounts which correlate to the Plan Participant held under the Capital Value Division. Thus, if the Owner of Benefits elects Variable Annuity Payments, any amounts that are to be used to provide Variable Annuity Payments will be transferred to Investment Accounts held under the Capital Value Division as of the last Valuation Date in the month which begins two months before the Annuity Commencement Date. After any such transfer, the value of the Capital Value Division Investment Accounts will be applied on the Annuity Purchase Date to provide Variable Annuity Payments. The Annuity Commencement Date, which will be one month following the Annuity Purchase Date, will be the first day of a month. Thus, if the Annuity Commencement Date is August 1, the Annuity Purchase Date will be July 1, and the date of any transfers to a Capital Value Division Investment Account will be the Valuation Date immediately preceding July 1.

         The Annuity Commencement Date must be no later than April 1 of the calendar year following the calendar year in which the Plan Participant attains age 70 1/2. See "Federal Tax Status."

         a.   Selecting a Variable Annuity

              Variable Annuity Payments will be made to an Owner of Benefits beginning on the Annuity Commencement Date and continuing thereafter on the first day of each month. An Owner of Benefits may select an Annuity Commencement Date by Notification to the Company. The date selected may be the first day of any month the Plan allows which is at least one month after the Notification. Generally, the Annuity Commencement Date cannot begin before the Plan Participant is age 59 1/2, separated from service, or is totally disabled. See "Federal Tax Status" for a discussion of required distributions and the federal income tax consequences of distributions.

              At any time not less than one month preceding the desired Annuity Commencement Date, an Owner of Benefits may, by Notification, select one of the annuity options described below (see "Forms of Variable Annuities"). If no annuity option has been selected at least one month before the Annuity Commencement Date, and if the Plan does not provide one, payments which correlate to an unmarried Plan Participant will be made under the annuity option providing Variable Life Annuity with Monthly Payments Certain for Ten Years. Payments to a married Plan Participant will be made under the annuity option providing a Variable Life Annuity with One-Half Survivorship.

         b.   Forms of Variable Annuities

              Because of certain restrictions contained in the Internal Revenue Code and regulations thereunder, an annuity option is not available under a contract used to fund a TDA Plan, PEDC Plan or 401(a) Plan unless (i) the joint or contingent annuitant is the Plan Participant's spouse or (ii) on the Plan Participant's Annuity Commencement Date, the present value of the amount to be paid while the Plan Participant is living is greater than 50% of the present value of the total benefit to the Plan Participant and the Plan Participant's beneficiary (or contingent annuitant, if applicable).

              An Owner of Benefits may elect to have Investment Account Values applied under one of the following annuity options. However, if the monthly Variable Annuity Payment would be less than $20, the Company may, at its sole option, pay the Investment Account Values in full settlement of all benefits otherwise available.

              Variable Life Annuity with Monthly Payments Certain for Zero, Five, Ten, Fifteen or Twenty Years or Installment Refund Period -- a Variable Annuity which provides monthly payments during the Plan Participant's lifetime, and further provides that if, at the death of the Plan Participant, monthly payments have been made for less than a minimum period, e.g. five years, any remaining payments for the balance of such period shall be paid to the Owner of Benefits, if the Owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)

              The  minimum  period may be either  zero,  five,  ten,  fifteen or twenty years or the period (called "installment refund period") consisting of the number of months determined by dividing the amount applied under the option by the initial payment. If, for example, $14,400 is applied under a life option with an installment refund period, and if the first monthly payment provided by that amount, as determined from the applicable annuity conversion rates, would be $100, the minimum period would be 144 months ($14,400 divided by $100 per month) or 12 years. A variable life annuity with an installment refund period guarantees a minimum number of payments, but not the amount of any monthly payment or the amount of aggregate monthly payments. The longer the minimum period selected, the smaller will be the amount of the first annuity payment.

              Under the Variable Life Annuity with Zero Years Certain, which provides monthly payments to the Owner of Benefits during the Plan Participant's lifetime, it would be possible for the Owner of Benefits to receive no annuity payments if the Plan Participant died prior to the due date of the first payment since payment is made only during the lifetime of the Plan Participant.

              Joint and Survivor Variable Life Annuity with Monthly Payments Certain for Ten Years -- a Variable Annuity which provides monthly payments for a minimum period of ten years and thereafter during the joint lifetimes of the Plan Participant on whose life the annuity is based and the contingent annuitant named at the time this option is elected, and continuing after the death of either of them for the amount that would have been payable while both were living during the remaining lifetime of the survivor. In the event the Plan Participant and the contingent annuitant do not survive beyond the minimum ten year period, any remaining payments for the balance of such period will be paid to the Owner of Benefits, if the owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)

              Joint and Two-Thirds Survivor Variable Life Annuity -- a variable annuity which provides monthly payments during the joint lives of a Plan Participant and the person designated as contingent annuitant with two-thirds of the amount that would have been payable while both were living continuing until the death of the survivor.

              Variable Life Annuity with One-Half Survivorship -- a variable annuity which provides monthly payments during the life of the Plan Participant with one-half of the amount otherwise payable continuing so long as the contingent annuitant lives.

              Under the Joint and Two-thirds Survivor Variable Life Annuity and under the Variable Life Annuity with One-Half Survivorship, it would be possible for the Owner of Benefits and/or contingent annuitant to receive no annuity payments if the Plan Participant and contingent annuitant both died prior to the due date of the first payment since payment is made only during their lifetimes.

              Other Options -- Other Variable Annuity options permitted under the applicable Plan may be arranged by mutual agreement of the Owner of Benefits and the Company.

         c.   Basis of Annuity Conversion Rates

              Because women as a class live longer than men, it has been common that retirement annuities of equal cost for women and men of the same age will provide women less periodic income at retirement. The Supreme Court of the United States ruled in Arizona Governing Committee vs. Norris that sex distinct annuity tables under an employer-sponsored benefit plan result in discrimination that is prohibited by Title VII of the Federal Civil Rights Act of 1964. The Court further ruled that sex distinct annuity tables will be deemed discriminatory only when used with values accumulated from employer contributions made after August 1, 1983, the date of the ruling.

              Title VII applies only to employers with 15 or more employees. However, certain State Fair Employment Laws and Equal Payment Laws may apply to employers with less than 15 employees.

              The contract described in this Prospectus offers both sex distinct and sex neutral annuity conversion rates. The annuity rates are used to convert a Plan Participant's pre-retirement Investment Account Values to a monthly lifetime income at retirement. Usage of either sex distinct or sex neutral annuity rates will be determined by the Contractholder.

              For each form of variable annuity, the annuity conversion rates determine how much the first monthly Variable Annuity Payment will be for each $1,000 of the Investment Account Value applied to effect the variable annuity. The conversion rates vary with the form of annuity, date of birth, and, if sex distinct rates are used, the sex of the Plan Participant and the contingent annuitant, if any. The sex neutral guaranteed annuity conversion rates are based upon (i) an interest rate of 2.5% per annum and
              (ii) mortality according to the "1983 Table a for Individual Annuity Valuation" projected with Scale G to the year 2001, set back five years in age. The sex distinct female rates are determined for all Plan Participants in the same way as neutral rates, as described above. The sex distinct male rates are determined for all Plan Participants in the same way as sex neutral rates, as described above, except mortality is not set back five years in age. The guaranteed annuity conversion rates may be changed, but no change which would be less favorable to the Owner of Benefits will take effect for a current Plan Participant.

              The contract provides that an interest rate of not less than 2.5% per annum will represent the assumed investment return. Currently the assumed investment return used in determining the amount of the first monthly payment is 4% per annum. This rate may be increased or decreased by the Company in the future but in no event will it be less than 2.5% per annum. If, under the contract, the actual investment return (as measured by an Annuity Change Factor, defined below) should always equal the assumed investment return, Variable Annuity Payments would remain level. If the actual investment return should always exceed the assumed investment return, Variable Annuity Payments would increase; conversely, if it should always be less than the assumed investment return, Variable Annuity Payments would decrease.

              The current 4% assumed investment return is higher than the 2.5% interest rate reflected in the annuity conversion rates contained in the contract. With a 4% assumption, Variable Annuity Payments will commence at a higher level, will increase less rapidly when actual investment return exceeds 4%, and will decrease more rapidly when actual investment return is less than 4%, than would occur with a lower assumption.

         d.   Determining the Amount of the First Variable Annuity Payment

              The initial amount of monthly annuity income shall be based on the option selected, the age of the Plan Participant and contingent annuitant, if any, and the Investment Account Values applied as of the Annuity Purchase Date. The initial monthly income payment will be determined on the basis of the annuity conversion rates applicable on such date to such conversions under all contracts of this class issued by the Company. However, the basis for the annuity conversion rates will not produce payments less beneficial to the Owner of Benefits than the annuity conversion rate basis described above.

         e. Determining the Amount of the Second and Subsequent Monthly Variable Annuity Payments

              The second and subsequent monthly Variable Annuity Payments will increase or decrease in response to the investment experience of the Account underlying the Capital Value Division. The amount of each payment will be determined by multiplying the amount of the monthly Variable Annuity Payment due in the immediately preceding calendar month by the Annuity Change Factor for the Capital Value Division for the Contract for the calendar month in which the Variable Annuity Payment is due.

              Each Annuity Change Factor for the Capital Value Division for a calendar month is the quotient of (1) divided by (2), below:

              (1) The number which results from dividing (a) the Contract's Unit
                  Value for the Capital Value Division for the first Valuation Date in the calendar month beginning one month before the given calendar month by (b) the Contract's Unit Value for such Division for the first Valuation Date in the calendar month beginning two months before the given calendar month.

              (2) An amount equal to one plus the  effective  interest  rate for the number of days between the two Valuation Dates specified in subparagraph (1) above at the interest rate assumed to determine the initial payment of variable benefits to the Owner of Benefits.

         f.   Hypothetical Example of Calculation of Variable Annuity Payments

              Assume that on the date one month before the Annuity Commencement Date the Investment Account Value that is invested in the Capital Value Division which correlates to a Plan Participant is $37,592. Using the appropriate annuity conversion factor (assuming $5.88 per $1,000 applied) the Investment Account Value provides a first monthly Variable Annuity Payment of $221.04. To determine the amount of the second monthly payment assume that the Capital Value Division Unit Value as of the first Valuation Date in the preceding calendar month was $1.3712044 and the Unit Value as of the first Valuation Date in the second preceding calendar month was $1.3273110. The Annuity Change Factor is determined by dividing $1.3712044 by $1.3273110, which equals 1.0330694, and dividing the result by an amount corresponding to the amount of one increased by an assumed investment return of 4% (which for a thirty day period is 1.0032288). 1.0330694 divided by 1.0032288 results in an Annuity Change Factor for the month of 1.0297446. Applying this factor to the amount of Variable Annuity Payment for the previous month results in a current monthly payment of $227.61 ($221.04 multiplied by 1.0297446 equals $227.61).

     2.  Flexible Income Option

         Instead of Variable Annuity Payments an Owner of Benefits may choose to receive Income Benefits under the Flexible Income Option. Unlike Variable Annuity Payments, payments under the Flexible Income Option may be made from any Division of the Separate Account. Under the Flexible Income Option, the Company will pay to the Owner of Benefits a portion of the Investment Accounts on a monthly, quarterly, semi-annual or annual basis on the date or dates requested each Year and continuing for a period not to exceed the life or life expectancy of the Plan
         Participant, or the joint lives or life expectancy of such Plan Participant and the contingent annuitant, if the contingent annuitant is the Plan Participant's spouse. If the Notification does not specify from which Investment Accounts payments are to be made, amounts will be withdrawn on a pro rata basis from all Investment Accounts which correlate to the Plan Participant. Payments will end, however, on the date no amounts remain in such Accounts or the date such Accounts are paid or applied in full as described below. Payments will be subject to the following:

         a. The life expectancy of the Plan Participant and the Plan Participant's spouse, if applicable, will be determined in accordance with the life expectancy tables contained in Internal Revenue Regulation Section 1.72-9. Life expectancy will be determined as of the date on which the first payment is made. Life expectancy will be redetermined annually thereafter.

         b. Payments may begin any time after the Flexible Income Option is requested. Payments must begin no later than the latest date permitted or required by the Plan or regulation to be the Owner of Benefit's Annuity Commencement Date.

         c. Payments will be made annually, semiannually, quarterly, or monthly as requested by the Owner of Benefits and agreed to by the Company. The annual amount payable will be the lesser of the Aggregate Investment Account Values which correlate to the Plan Participant or the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code.

         d. If the Plan Participant should die before the Aggregate Investment Account Value has been paid or applied in full, the remaining Investment Account Values will be treated as benefits payable at death as described in this Prospectus.

         e. Year for purposes of determining payments under the Flexible Income Option means the twelve month period starting on the installment payment starting date and each corresponding twelve month period thereafter.

         An Owner of Benefits may request a payment in excess of the minimum described above. Such payment may be equal to all or any portion of the Investment Accounts which correlate to the Plan Participant; provided, however, that if the requested payment would reduce the total value of such accounts to a total balance of less than $1,750 then such request will be a request for the total of such Investment Accounts.

         The Owner of Benefits may request termination of the Flexible Income Payments by giving the Company Notification (i) requesting an excess payment equal to the remaining balance of the Aggregate Investment Account Values which correlate to a Plan Participant, (ii) requesting that the remaining balance of the Aggregate Investment Account Values be applied to provide Variable Annuity Payments or (iii) a combination of (i) and (ii), as long as the amount applied to provide an annuity is at least $1,750. The Company will make such excess payment on the later of (i) the date requested, or (ii) the date seven (7) calendar days after the Company receives the Notification. The Annuity Commencement Date for amounts so applied will be one month after the Annuity Purchase Date. The Annuity Purchase Date for amounts so applied will be the first Valuation Date in the month following the Company's receipt of the Notification or the first Valuation Date of such subsequent month as requested.

         An additional annual charge of $25.00 will be made if an Owner of Benefits elects to receive benefits under the Flexible Income Option. This charge may be deducted from the Investment Accounts which correlate to the Plan Participant only if such Plan Participant is inactive. In such case, the Company will reduce the charge if necessary so that when combined with any other expense being deducted from such Investment Accounts, the aggregate of such charges will not exceed 1% of the Plan Participant's aggregate Investment Account Values at the time the charge is made. The portion of the charge attributable to a Plan participant will be allocated to his or her Investment Account in proportion to their relative values.

C.   Payment on Death of Plan Participant

     1.  Prior to Annuity Purchase Date

         If a Plan Participant dies prior to the Annuity Purchase Date, the Company, upon receipt of due proof of death and any waiver or consent required by applicable state law, will pay the death benefit in accordance with the provisions of the Plan. The amount of the death benefit is determined by the terms of the Plan. The Owner of Benefits may elect to either (1) leave the assets in the contract to the extent permitted by applicable law; (2) receive such value as a single sum benefit; or (3) apply the Investment Account Values which correlate to the Plan Participant to purchase Variable Annuity Payments for the beneficiary if the aggregate value of such Investment Accounts is at least $1,750. If the beneficiary does not provide Notification to the Company within 120 days of the date the Company receives due proof of death, (i.e. a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by a medical doctor who attended the deceased during his last illness.), the beneficiary will be deemed a Plan Participant under the contract described in the Prospectus.

         A beneficiary  may elect to have all or a part of the amount  available under this contract transferred to any Companion Contract. Alternatively, this contract may accept all or part of the amount available under a Companion Contract to establish an Investment Account or Accounts for a beneficiary under this contract. If the aggregate value of such Investment Accounts is less than $1,750, the Company may at its option pay the beneficiary the value of such accounts in lieu of all other benefits.

         An election to receive Variable Annuity Payments must be made prior to the single sum payment to the beneficiary. Annuity income must be payable as lifetime annuity income with no benefits beyond the beneficiary's life or life expectancy. In addition, the amount of the monthly Variable Annuity Payments must be at least $20, or the Company may at its option pay the beneficiary the value of the Variable Annuity Reserves in lieu of all other benefits. The beneficiary's Annuity Purchase Date will be the first day of the calendar month specified in the election, but in no event prior to the first day of the calendar month following the date the Notification is received by the Company. The amount to be applied will be determined as of the Annuity Purchase Date. The beneficiary's Annuity Commencement Date will be the first day of the calendar month following the Annuity Purchase Date. The beneficiary must be a natural person in order to elect Variable Annuity Payments. The election must be in writing. The annuity conversion rates applicable to a beneficiary shall be the annuity conversion rates the Company makes available to all beneficiaries under this contract. The beneficiary will receive a written description of the options available.

      2. Subsequent to Annuity Purchase Date

         Upon the death of a Plan Participant subsequent to the Annuity Purchase Date, no benefits will be available except as may be provided under the form of annuity selected. If provided for under the form of annuity, the Owner of Benefits or beneficiary will continue receiving any remaining payments unless the Owner of Benefits or the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum.

D.   Withdrawals and Transfers

     1.  Cash Withdrawals

         The contract is designed for and intended to be used to fund retirement Plans. However, subject to any Plan limitations, any restrictions imposed by provisions of the Internal Revenue Code or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts which correlate to a Plan Participant at any time prior to the Annuity Purchase Date. The Internal Revenue Code generally provides that distributions from the contracts (except those used to fund Creditor Exempt or General Creditor Non-qualified Plans) may begin only after the Plan Participant attains age 59 1/2, terminates employment, dies or becomes disabled, or in the case of deemed hardship (or, for PEDC Plans, unforeseen emergencies). Withdrawals before age 59 1/2 may involve an income tax penalty. See "Federal Tax Status."

         The procedure with respect to cash withdrawals is as follows:

         (a) The Plan must allow for such withdrawal.

         (b) The Company must receive a Notification requesting a cash withdrawal from the Owner of Benefits on a form either furnished or approved by the Company. The Notification must specify the amount to be withdrawn for each Investment Account from which withdrawals are to be made. If no specification is made, withdrawals from Investment Accounts will be made on a pro rata basis.

         (c) If a certificate has been issued to the Owner of Benefits the Company may require that any requests be accompanied by such certificate.

         (d) If the Aggregate Investment Account Values are insufficient to satisfy the amount of the requested withdrawal and applicable charges, if any, the amount paid will be reduced to satisfy such charges.

         Any cash withdrawal will result in the cancellation of a number of units from each Investment Account from which values have been withdrawn. The number of units cancelled from an Investment Account will be equal to the amount withdrawn from that Account divided by the Unit Value for the Division of Separate Account B in which the Account is invested for the Valuation Period in which the cancellation is effective.

         (Special Note: Under the Texas Education Code, Plan Participants under contracts issued in connection with Optional Retirement Programs for certain employees of Texas institutions of higher education are prohibited from making withdrawals except in the event of termination of employment, retirement or death of the Plan Participant. Also, see "Federal Tax Status" for a description of further withdrawal restrictions.)

     2.  Transfers Between Divisions

         Upon Notification, all or a portion of the value of a Investment Account which correlates to a Plan Participant may be transferred to another available Investment Account correlating to such Plan Participant for the same type of Contribution.
         Transfers may be made at any time before the Annuity Purchase Date.

         A transfer will be effective as of the end of the Valuation Period in which the request is received. Any amount transferred will result in the cancellation of units in the Investment Account from which the transfer is made. The number of units cancelled will be equal to the amount transferred from that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective. The transferred amount will result in the crediting of units in the Investment Account to which the transfer is made. The number of units credited will be equal to the amount transferred to that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective.

     3.  Transfers to the Contract

         If a Companion Contract has been issued by the Company to fund the Plan, and except as otherwise provided by the applicable Plan, the contract described in this Prospectus may accept all or a portion of the proceeds available under the Companion Contract at any time at least one month before Annuity Commencement Date, subject to the terms of the Companion Contract.

      4. Transfers to a Companion Contract

         If a Companion Contract has been issued by the Company to fund the Plan, except as otherwise provided by the applicable Plan and the provisions of the Companion Contract, an Owner of Benefits may by Notification transfer all or a portion of the Investment Account Values which correlate to a Plan Participant to the Companion Contract. If the Notification does not state otherwise, amounts will be transferred on a pro rata basis from the Investment Accounts which correlate to the Plan Participant. Transfers with respect to a Plan Participant from this contract to the Companion Contract will not be permitted if this contract has accepted, within the six-month period preceding the proposed transfer from this contract to the Companion Contract, a transfer from an unmatured Investment Account which correlates to the Plan Participant established under the Companion Contract. An unmatured Investment Account is an Investment Account which has not reached the end of its interest guarantee period. In all other respects, such transfers are subject to the same provisions regarding frequency of transfer, effective date of transfer and cancellation of units as described above in "Transfers Between Divisions."

     5.  Special Situation Involving Alternate Funding Agents

         The contract allows the Investment Account Values of all Plan Participants to be transferred to an alternate Funding Agent with or without the consent of the Plan Participants. Transfers to an alternate Funding Agent require Notification from the Contractholder. The amount to be transferred will be equal to the Investment Account Values determined as of the end of the Valuation Period in which the Notification is received. Such transfers will be subject to the contract administration expense and recordkeeping expense.

     6.  Postponement of Cash Withdrawal or Transfer

         Any cash withdrawal or transfer to be made from the contract or between Investment Accounts in accordance with the preceding paragraphs will be made (i) within seven calendar days after Notification for such payment or transfer is received by the Company at its Home Office or (ii) on the requested date of payment or transfer, if later. However, such withdrawal or transfer may be deferred during any period when the right to redeem Account shares is suspended as permitted under provisions of the Investment Company Act of 1940, as amended. The right to redeem shares may be suspended during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which (i) disposal by the Account of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the Account fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders. If any deferment of transfer or withdrawal is in effect and has not been cancelled by Notification to the Company within the period of deferment, the amount to be transferred or withdrawn shall be determined as of the first Valuation Date following expiration of the permitted deferment, and transfer or withdrawal will be made within seven calendar days thereafter. The Company will notify the Contractholder of any deferment exceeding 30 days.

     7.  Loans.

         The Company will not make available a loan option for the contract described in this Prospectus.

E.   Other Contractual Provisions

     1.  Contribution Limits

         The contract prescribes no limits on the minimum Contribution which may be made to an Investment Account which correlates to a Plan Participant. Plan Participant maximum Contributions are discussed under "Federal Tax Status." Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days notice.

     2.  Assignment

         No benefits in the course of payment under a contract used to fund a TDA Plan, 401(a) Plan or Creditor-Exempt Non-Qualified Plan are assignable, by any Owner of Benefits, Plan Participant, beneficiary or contingent annuitant and all such benefits under such contracts, shall be exempt from the claims of creditors to the maximum extent permitted by law. Benefits in the course of payment for contracts used to fund PEDC plans and General Creditor Non-Qualified Plans are assignable only by the Contractholder and such benefits are subject to the claims of the Contractholder's general creditors.

         Investment Account Values which correlate to a Plan Participant are non-forfeitable by the Owner of Benefits; provided, however, if the Plan specifically so provides, Investment Account Values which correlate to a Plan Participant shall be reduced to the extent required by the vesting provisions of the Plan as of the date the Company receives Notification of the event requiring the reduction.

     3.  Cessation of Contributions

         A cessation of Contributions with respect to all Plan Participants shall occur at the election of the Contractholder upon Notification to the Company, on the date the Plan terminates or on the date no Investment Account Values remain under the contract or at the election of the Company upon 60-days notice to the Contractholder. Following a cessation of Contributions all terms of the contract will continue to apply except that no further Contributions may be made.

      4. Substitution of Securities

         If shares of an Account are not available at some time in the future, or if in the judgment of the Company further investment in such shares would no longer be appropriate, there may be substituted therefor, or Contributions received after a date specified by the Company may be applied to purchase (i) shares of another account or another registered open-end investment company or (ii) securities or other property as the Company should in its discretion select. In the event of any investment pursuant to clause (ii) above, the Company can make such changes as in its judgment are necessary or appropriate in the frequency and methods of determination of Unit Values, Net Investment Factors, Annuity Change Factors, and Investment Account Values, including any changes in the foregoing which will provide for the payment of an investment advisory fee; provided, however, that any such changes shall be made only after approval by the Insurance Department of the State of Iowa. The Company will give written notice to each Owner of Benefits of any substitution or such change and any substitution will be subject to the rules and regulations of the Securities and Exchange Commission.

      5. Changes in the Contract

         The terms of a contract may be changed at any time by written agreement between the Company and the Contractholder without the consent of any Plan Participant, Owner of Benefits, beneficiary, or contingent annuitant. However, except as required by law or regulation, no such change shall apply to variable annuities which were in the course of payment prior to the effective date of the change. The Company will notify any Contractholder affected by any change under this paragraph.

         The Company may unilaterally change the Contract at any time, including retroactive changes, in order to meet the requirements of any law or regulation issued by any governmental agency to which the Company is subject. The Company may add Divisions to Separate Account B at any time. In addition, the Company may, on 60-days prior notice to the Contractholder, unilaterally change the basis for determining Investment Account Values, the Net Investment Factor, the Annuity Purchase Rates and the Annuity Change Factor; the guaranteed annuity conversion rates; the Recordkeeping Expense and Contract Administration Charge; and the provisions with respect to transfers to or from a Companion Contract or between Investment Accounts.

         However, no amendment or change will apply to annuities in the course of payment except to the extent necessary to meet the requirements of any law or regulation issued by a governmental agency to which the Company is subject. In addition, no change in the guaranteed annuity conversion rates will take effect for a current Plan Participant if the effect of such amendment or change would be less favorable to the Owner of Benefits. Also, any change in the contract administration expense or recordkeeping expense will not take affect as to any Investment Accounts to be transferred to an Alternate Funding Agent if, prior to the date of the amendment or change is to take affect, the Company receives a written request from the Contractholder for payment of all such Investment Account Values to the Alternate Funding Agent and such request is not revoked.

         Furthermore, the Company may, on 60-days notice to the Contractholder affected by the change, unilaterally change the mortality and expense risks charge provided that (a) the charge shall in no event exceed 1.25%, (b) the charge shall not be changed more frequently than once in any one year period and (c) no change shall apply to annuities which were in the course of payment prior to the effective date of the change.

STATEMENT OF VALUES

     The Company will furnish each Owner of Benefits at least once during each year a statement showing the number of units credited to the Investment Account or Accounts which correlate to the Plan Participant, Unit Values for such Investment Accounts and the resulting Investment Account Values.

SERVICES AVAILABLE BY TELEPHONE

     The  following  transactions  may be exercised by telephone by any Owner of
Benefits: 1) transfers between Investment Accounts; and 2) changes in Contribution allocation percentages. The telephone transactions may be exercised by telephoning 1-800-633-1373. Telephone transfer requests must be received by the close of the New York Stock Exchange on a day when the Company is open for business to be effective that day. Requests made after that time or on a day when the Company is not open for business will be effective the next business day.

     Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the right is reserved to refuse to accept telephone requests when in the opinion of the Company it seems prudent to do so. The Owner of Benefits bears the risk of loss caused by fraudulent telephone instructions the Company reasonably believes to be genuine. The Company will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Company may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller's name, daytime telephone number, social security number and/or birthdate and sending a written confirmation of the transaction to the Owner of Benefits' address of record. Owners of Benefits may obtain additional information and assistance by telephoning the toll free number.

DISTRIBUTION OF THE CONTRACT

     The contract, which is continuously offered, will be sold primarily by persons who are insurance agents of or brokers for the Company authorized by applicable law to sell life and other forms of personal insurance and variable annuities. In addition, these persons will usually be registered representatives of Princor Financial Services Corporation, a Member of The Principal Financial Group, Des Moines, Iowa, 50392-0200, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Princor Financial Services Corporation, the principal underwriter, is paid for the distribution of the Contract in accordance with two separate schedules one of which provides for payment of 4.5% of Contributions scaling down for Contributions in excess of $5,000 and one which provides for payments of 3.0% of Contributions scaling down for Contributions in excess of $50,000. The Contract may also be sold through other selected broker-dealers registered under the Securities Exchange Act of 1934. Princor Financial Services Corporation is also the principal underwriter for various registered investment companies organized by the Company. Princor Financial Services Corporation is an indirectly wholly-owned subsidiary of the Company.

PERFORMANCE  CALCULATION

     The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The contract was not offered prior to July 15, 1992. However, the Divisions invest in Accounts of the Principal Variable Contract Fund, Inc. These Accounts correspond to open-end investment companies ("mutual funds") which, effective January 1, 1998, were reorganized into the Accounts of the Principal Variable Contracts Fund, Inc. as follows:

           Old Mutual Fund Name                 New Corresponding Account Name
     -----------------------------------------  ------------------------------
     Principal Balanced Fund, Inc.              Balanced Account
     Principal Bond Fund, Inc.                  Bond Account
     Principal Capital Accumulation Fund, Inc.  Capital Value Account
     Principal Emerging Growth Fund, Inc.       MidCap Account
     Principal Government Securities Fund, Inc. Government Securities Account
     Principal Growth Fund, Inc.                Growth Account
     Principal Money Market Fund, Inc.          Money Market Account
     Principal World Fund, Inc.                 International Account

Some of the Accounts (under their former names) were offered prior to the date that the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this contract had the contract been issued on or after the date the Account in which such Division invests was first offered. The hypothetical performance from the date of inception of the Account in which the Division invests is derived by reducing the actual performance of the underlying Account by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the Statement of Additional Information.

     From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment in the division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     In addition, from time to time, the Separate Account may advertise its "yield" for the Bond Division and Government Securities Division for these contracts. The "yield" of the Divisions is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period.

     Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.

VOTING RIGHTS

     The Company shall vote Account shares held in Separate Account B at regular and special meetings of shareholders of each Account, but will follow voting instructions received from persons having the voting interest in the Account shares.

     The number of Account shares as to which a person has the voting interest will be determined by the Company as of a date which will not be more than ninety days prior to the meeting of the Account, and voting instructions will be solicited by written communication at least ten days prior to the meeting.

     During the accumulation period, the Owner of Benefits is the person having the voting interest in the Account shares attributable to the Investment Accounts which correlate to the Plan Participant. The number of Account shares held in Separate Account B which are attributable to each Investment Account is determined by dividing the Investment Account Value attributable to a Division of Separate Account B by the net asset value of one share of the underlying Account.

     During the annuity period, the person then entitled to Variable Annuity Payments has the voting interest in the Account shares attributable to the Variable Annuity. The number of Account shares held in Separate Account B which are attributable to each Variable Annuity is determined by dividing the reserve for the Variable Annuity by the net asset value of one Account share. The voting interest in the Account shares attributable to the Variable Annuity will ordinarily decrease during the annuity period since the reserve for the Variable Annuity decreases due to the reduction in the expected payment period.

     Account shares for which Owners of Benefits or payees of Variable Annuities are entitled to give voting instructions, but for which none are received, and shares of the Account owned by the Company will be voted in the same proportion as the aggregate shares for which voting instructions have been received.

     Proxy material will be provided to each person having a voting interest together with an appropriate form which may be used to give voting instructions to the Company.

     If the Company determines pursuant to applicable law that Account shares held in Separate Account B need not be voted pursuant to instructions received from persons otherwise having the voting interest as provided above, then the Company may vote Account shares held in Separate Account B in its own right.

FEDERAL TAX STATUS

     It should be recognized that the descriptions below of the federal income tax status of amounts received under the contracts are not exhaustive and do not purport to cover all situations. A qualified tax advisor should be consulted for complete information. (For the federal tax status of the Company and Separate Account B, see "Principal Mutual Life Insurance Company Separate Account B".)

A.   Taxes Payable by Owners of Benefits and Annuitants

     The contract offered in connection with this Prospectus is used with retirement programs which receive favorable tax deferred treatment under Federal income tax law and deferred annuity contracts purchased with after tax dollars. Annuity payments or other amounts received under the contract are subject to income tax withholding. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

     Contributions to contracts used to fund Creditor-Exempt and General Creditor Non-Qualified Plans do not enjoy the advantages available to qualified retirement plans, but Contributions invested in contracts used to Fund Creditor-Exempt Non-qualified Retirement Plans may receive tax-deferred treatment of the earnings, until distributed from the contract as retirement benefits.

     1. Tax-Deferred Annuity Plans-- (Section 403(b) Annuities for Employees of Certain Tax-Exempt Organizations or Public Educational Institutions)

         Contributions. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations, meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), section 403(b)(2), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.

         An individual's voluntary salary reduction contributions under section 403(b) are generally limited to the lesser of $9,500 or 25 percent of net salary (or 20 percent of gross salary); additional catch-up contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to approximately 25 percent of net salary. In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.

         Taxation of Distributions. Distributions are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 59 1/2, (2) separation from service, (3) death, (4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon).

         All distributions from a section 403(b) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code and are subject to 20% income tax withholding. Distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following
         (1) death, (2) disability, (3) separation from service during or after the year the Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and (5) distributions not in excess of tax deductible medical expenses.

         Required Distributions. Generally, distributions from section 403(b) Plans must commence no later than April 1 of the calendar year following the calendar year in which the Plan Participant attains age 70 1/2 and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and Beneficiary). Plan Participants employed by governmental entities and certain church organizations may delay the commencement of payments until April 1 of the calendar year following retirement if they remain employed after attaining age 70 1/2. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the contract must be distributed within five years or, if distributions to a beneficiary designated under the contract commence within one year of the Plan Participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant's death, distributions must continue at least as rapidly as under the method in effect at the date of death. Amounts accumulated under a contract on December 31, 1986, are not subject to these minimum distributions requirements. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

         Tax-Free Transfers and Rollovers. The Code provides for the tax-free exchange of one annuity contract for another annuity contract, and the IRS has ruled that total or partial amounts transferred between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts may qualify as tax-free exchanges under certain circumstances. In addition, section 403(b) of the Code permits tax-free rollovers of eligible rollover distributions from section 403(b) programs to Individual Retirement Accounts (IRAs) under certain circumstances. If an eligible rollover distribution is taken as a direct rollover to an IRA (or another 403(b) plan) the mandatory 20% income tax withholding does not apply. However, the 20% mandatory withholding requirement does apply to an eligible rollover distribution that is not made as a direct rollover. In addition, such a rollover must be completed within 60 days of receipt of the distribution.

     2.  Public Employee  Deferred  Compensation  Plans--  (Section 457 Unfunded
         Deferred   Compensation   Plans  of  Public  Employers  and  Tax-Exempt
         Organizations)

         Contributions. Under section 457 of the Code, individuals who perform services for a unit of a state or local government may participate in a deferred compensation program. Tax-exempt employers may establish deferred compensation plans under section 457 only for a select group of management or highly compensated employees and/or independent contractors.

         This  type of  program  allows  individuals  to defer  the  receipt  of compensation which would otherwise be presently payable and to therefore defer the payment of Federal income taxes on the amounts. Assuming that the program meets the requirements to be considered a Public Employee Deferred Compensation Plan (an "PEDC Plan"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $7,500 or 331/3% of the individuals includible compensation. (Includible compensation means compensation from the employer which is current includible in gross income for Federal tax purposes.) During the last three years before an individual attains normal retirement age, additional catch-up deferrals are permitted.

         The amounts which are deferred may be used by the employer to purchase the contract offered by this Prospectus. The contract is owned by the employer and, in fact, is subject to the claims of the employer's creditors. The employee has no present rights or vested interest in the contract and is only entitled to payment in accordance with the PEDC Plan provisions.

         Taxation of Distributions. Amounts received by an individual from an PEDC Plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

         Distributions Before Separation from Service. Distributions generally are not permitted under an PEDC Plan prior to separation from service except for unforeseeable emergencies. Emergency distributions are includible in the gross income of the individual in the year in which paid.

         Required Distributions. The minimum distribution requirements for PEDC Plans are generally the same as those for qualified plans and section 403(b) Plans Contracts, except that no amounts are exempted from minimum distribution requirements.

         Tax Free Transfers and Rollovers. Federal income tax law permits the tax free transfer of PEDC Plan amounts to another PEDC Plan, but not to an IRA or other type of plan.

     3.  401(a) Plans

         Contributions. Under Section 401(a) of the Code, payments made by employers to purchase annuity Contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.


         An individual's voluntary salary reduction contributions for a 401(k) plan are generally limited to $10,000 (1998 limit).


         For 401(a) qualified plans, the maximum annual contribution that a member can receive is limited to the lesser of 25% of includible compensation or $30,000.

         Taxation of Distributions. Distributions are restricted. These restrictions require that no distributions of employer contributions or salary deferrals will be permitted prior to one of the following events: (1) attainment of age 59 1/2, (2) separation from service, (3) death, (4) disability, or (5) for certain 401(a) Plans, hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). In-service distributions may be permitted under various circumstances in certain plans.

         All distributions from a section 401(a) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, 3) separation from service during or after the year the Plan Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and (5) distributions not in excess of tax deductible medical expenses.

         Required Distributions. Generally, distributions from section 401(a) Plans must commence no later than April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2 and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and Beneficiary). Following the death of the Plan Participant, the distribution requirements are generally the same as those described with respect to 403(b) Plans. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

         Tax-Free Transfers and Rollovers. The Code provides for the tax-free exchange of one annuity contract for another annuity contract. Distributions from a 401(a) Plan may also be transferred to a Rollover IRA.

     4.  Creditor-Exempt Non-Qualified Plans

         Certain employers may establish Creditor-Exempt Non-Qualified Plans. Under such Plans the employer formally funds the Plan either by purchasing an annuity contract or by transferring funds on behalf of Plan Participants to a trust established for the benefit of such Plan Participants with a direction to the trustee to use the funds to purchase an annuity contract. The Trustee is the Contractholder and is considered the nominal owner of the contract. Each Plan Participant as a Trust beneficiary, is an Owner of Benefits under the contract and is treated as the owner for income tax purposes.

         Taxation of Contract Earnings. Since each Plan Participant for income tax purposes is considered the owner of the Investment Account or Accounts which correlate to such Participant, any increase in a Participant's Investment Account Value resulting from the investment performance of the Contract is not taxable to the Plan Participant until received by such Plan Participant.

         Contributions. Payments made by the employer to the Trust on behalf of a Plan Participant are currently includible in the Plan Participant's gross income as additional compensation and, if such payments coupled with the Plan Participant's other compensation is reasonable in amount, such payments are currently deductible as compensation by the Employer.

         Taxation of Distributions. In general, partial redemptions from an Investment Account that are not received by a Plan Participant as an annuity under the contract allocated to post-August 13, 1982 Contributions under a preexisting contract are taxed as ordinary income to the extent of the accumulated income or gain under the contract. Partial redemptions from a contract that are allocated to pre-August 14, 1982 Contributions under a preexisting contract are taxed only after the Plan Participant has received all of the "investment in the contract" (Contributions less any amounts previously received and excluded from gross income).

         In the case of a complete redemption of an Investment Account under the contract (regardless of the date of purchase), the amount received will be taxed as ordinary income to the extent that it exceeds the Plan Participant's investment in the contract.

         If a Plan Participant purchases two or more contracts from the Company (or an affiliated company) within any twelve month period after October 21, 1988, those contracts are treated as a single contract for purposes of measuring the income on a partial redemption or complete surrender.

         When payments are received as an annuity, the Plan Participant's investment in the contract is treated as received ratably over the expected payment period of the annuity and excluded from gross income as a tax-free return of capital. Individuals who commence receiving annuity payments on or after January 1, 1987, can exclude from income only their unrecovered investment in the contract. Where such individuals die before they have recovered their entire investment in the contract on a tax-free basis, are entitled to a deduction of the unrecovered amount on their final tax return.

         In addition to regular income taxes, there is a 10% penalty tax on the taxable portion of a distribution received before the Plan Participant attains age 59 1/2 under the contract, unless the distribution is; (1) made to a Beneficiary on or after death of the Plan Participant, (2) made upon the disability of the Plan Participant; (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Plan Participant or the Plan Participant and Beneficiary; (4) made under an immediate annuity contract, or (5) allocable to Contributions made prior to August 14, 1982.

         Required Distributions. The Internal Revenue Code does not require a Plan Participant under a Creditor-Exempt Non-Qualified Plan to commence receiving distributions at any particular time and does not limit the duration of annuity payments. However, the contract provides the Annuity Commencement Date must be no later than the April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the contract must be distributed within five years or, if distributions to a beneficiary designated under the contract commence within one year of the Plan Participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant's death, distributions must continue at least as rapidly as under the method in effect at the date of death.

         Tax-Free Exchanges. Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction, but is reportable to the IRS. Transferring Investment Account Values from this contract to a Companion Contract would fall within the provisions of
         Section 1035 of the Code.

     5.  General Creditor Non-Qualified Plans

         Contributions. Private taxable employers may establish informally funded, General Creditor Non-Qualified Plans for a select group of management or highly compensated employees and/or independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1989, and not subsequently modified, are subject to the rules discussed below.

         Informally funded General Creditor Non-Qualified Plans represent a bare contractual promise on the part of the employer to pay wages at some future time. The contract used to informally fund the employer's obligation is owned by the employer and is subject to the claims of the employer's creditors. The Plan Participant has no present right or vested interest in the contract and is only entitled to payment in accordance with Plan provisions. If the Employer who is the Contractholder, is not a natural person, the contract does not receive tax-deferred treatment afforded other Contractholders under the Internal Revenue Code.

         Taxation of Distributions. Amounts received by an individual from a General Creditor Non-Qualified Plan are includible in the employee's gross income for the taxable year in which such amounts are paid or otherwise made available. Such amounts are deductible by the employer when paid to the individual.

B.   Fund Diversification

     Separate Account investments must be adequately diversified in order for the increase in the value of Creditor-Exempt Non-Qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying Account must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an Account to meet the diversification requirements could result in tax liability to Creditor-Exempt Non-Qualified Contractholders.

     The investment opportunities of the Accounts could conceivably be limited by adhering to the above diversification requirements. This would affect all Contractholders, including those owners of contracts for whom diversification is not a requirement for tax-deferred treatment.

STATE REGULATION

     The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and assets are subject to review or examination by the Commissioner of Insurance of the State of Iowa or his representatives at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

     In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

LEGAL OPINIONS

     Legal matters applicable to the issue and sale of the contracts, including the right of the Company to issue contracts under Iowa Insurance Law, have been passed upon by Gregg Narber, Vice President and General Counsel of the Company.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT

     This Prospectus omits some information contained in the Statement of Additional Information (or Part B of the Registration Statement) and Part C of the Registration Statement which the Company has filed with the Securities and Exchange Commission. The Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor Financial Services Corporation. You may obtain a copy of Part C of the Registration Statement filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.

INDEPENDENT AUDITORS

     The financial statements of Principal Mutual Life Insurance Company Separate Account B and the consolidated financial statements of The Principal Financial Group(R) (comprised of Principal Mutual Life Insurance Company and its subsidiaries) which are included in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear in the Statement of Additional Information.

CONTRACTHOLDERS' INQUIRIES

     Contractholders' inquiries should be directed to Princor Financial Services Corporation, A Member of The Principal Financial Group, Des Moines, Iowa 50392-0200, (515) 247-5711.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     The table of contents for the Statement of Additional Information is provided below.

                                TABLE OF CONTENTS
                                                                            Page

     Independent Auditors...................................................  3

     Underwriting Commissions...............................................  3

     Calculation of Yield and Total Return..................................  3

     Principal Mutual Life Insurance Company Separate Account B

              Report of Independent Auditors................................  5

              Financial Statements..........................................  6

     The Principal Financial Group(R)

              Report of Independent Auditors................................ 23

              Financial Statements.......................................... 24


     To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

                     Princor Financial Services Corporation
                                   a Member of
                          The Principal Financial Group
                            Des Moines, IA 50392-0200
                            Telephone: 1-800-633-1373
                                     PART B


           PRINCIPAL MUTUAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

             PREMIER VARIABLE (A GROUP VARIABLE ANNUITY CONTRACT FOR

        EMPLOYER- SPONSORED QUALIFIED AND NON-QUALIFIED RETIREMENT PLANS)




                       Statement of Additional Information


                     dated _________________________________


         This Statement of Additional Information provides information about Principal Mutual Life Insurance Company Separate Account B Premier Variable - Group Variable Annuity Contracts (the "Contract" or the "Contracts") in addition to the information that is contained in the Contract's Prospectus, dated
_________________________.


         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:



                     Princor Financial Services Corporation
                                   a Member of
                          The Principal Financial Group
                           Des Moines, Iowa 50392-0200
                            Telephone: 1-800-633-1373

                                TABLE OF CONTENTS

                                                                            Page

Independent Auditors .......................................................  3

Underwriting Commissions....................................................  3

Calculation of Yield and Total Return.......................................  3

Principal Mutual Life Insurance Company Separate Account B

         Report of Independent Auditors.....................................  5

         Financial Statements...............................................  6

The Principal Financial Group(R)

         Report of Independent Auditors..................................... 23

         Financial Statements............................................... 24


INDEPENDENT AUDITORS

Ernst & Young LLP, Des Moines, Iowa, serve as independent auditors for Principal Mutual Life Insurance Company Separate Account B and The Principal Financial Group and perform audit and accounting services for Separate Account B and The Principal Financial Group.

UNDERWRITING COMMISSIONS

Aggregate dollar amount of underwriting commissions paid to and retained by Princor Financial Services Corporation for all Separate Account B contracts:


                Year                    Paid To                    Retained by
                ----                --------------                 -----------
                1997
                1996                $11,090,837.12                 $14,528.47
                1995                 $5,326,848.77                 $26,014.78


CALCULATION OF YIELD AND TOTAL RETURN

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The contract was not offered prior to July 15, 1992. However, the Divisions invest in Accounts of the Principal Variable Contract Fund, Inc. These Accounts correspond to open-end investment companies ("mutual funds") which, effective January 1, 1998, were reorganized into the Accounts of the Principal Variable Contracts Fund, Inc. as follows:

           Old Mutual Fund Name                   New Corresponding Account Name
           --------------------                   ------------------------------
     Principal Balanced Fund, Inc.                 Balanced Account
     Principal Bond Fund, Inc.                     Bond Account
     Principal Capital Accumulation Fund, Inc.     Capital Value Account
     Principal Emerging Growth Fund, Inc.          MidCap Account
     Principal Government Securities Fund, Inc.    Government Securities Account
     Principal Growth Fund, Inc.                   Growth Account
     Principal Money Market Fund, Inc.             Money Market Account
     Principal World Fund, Inc.                    International Account

Some of the Accounts (under their former names) were offered prior to the date that the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this contract had the contract been issued on or after the date the Account in which such Division invests was first offered. The hypothetical performance from the date of inception of the Account in which the Division invests is derived by reducing the actual performance of the underlying Account by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.

From time to time the Account advertises its Money Market Division's "yield" and "effective yield" for these contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment under the contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield." For the period ending December 31, 1997, the 7-day annualized and effective yields were 4.91% and 5.03%, respectively.


From time to time, the Separate Account will advertise the average annual total return of its various divisions for these contracts. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.


Assuming the contract had been offered as of the dates indicated in the table below, the hypothetical average annual total returns for the periods ending December 31, 1997 are:


                                          One Year    Five Year    Ten Year
                                          --------    ---------    --------



         Balanced Division                 17.43%     12.17%       12.57%
         Bond Division                     10.13%      8.06%        9.25%
         Capital Value Division            27.99%     17.38%       14.84%
         Government Securities Division     9.92%      7.00%        8.99%
         Growth Division                   26.43%     18.56%(1)    18.56%(1)
         International Division            11.77%     12.26%(1)    12.26%(1)
         MidCap Division                   22.24%     17.76%       17.89%
         Money Market Division              4.76%      4.08%        5.25%


(1) Period from May 2, 1994 - December 31, 1997



                                     PART C
                            PREMIER VARIABLE CONTRACT
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:
                       Condensed Financial Information for the five years ended December 31, 1997 and for the period beginning July 15, 1992 and ended December 31, 1992.*

                 (2)   Part B:
                         Principal Mutual Life Insurance Company Separate Account B:
                           Report of Independent Auditors.*
                           Statement of Net Assets, December 31, 1997.*
                           Statement of Operations for the year ended
                             December 31, 1997.*
                           Statements of Changes in Net Assets for the years
                             ended December 31, 1997 and 1996.*
                           Notes to  Financial Statements.*
                         The Principal Financial Group(R):
                           Report of Independent Auditors.*
                           Consolidated Statements of Operations for the years
                             ended December 31, 1997 and 1996.*
                           Consolidated Statements of Financial Position,
                             December 31, 1997 and 1996.*
                           Consolidated Statements of Equity for the years
                             ended  December 31, 1997 and 1996.*
                           Consolidated Statements of Cash Flows for the
                             years ended December 31, 1997 and 1996.*
                           Notes to Consolidated Financial Statements.*

          (b)    Exhibits
                 (1)   Board resolution of Registrant (Filed 3/1/96)
                 (3a)  Distribution Agreement (Filed 3/1/96)
                 (3b)  Selling Agreement (Filed 3/1/96)
                 (4a)  Form of Variable Annuity Contract (Filed 12/16/97)
                 (4b)  Variable Annuity Contract Endorsement (Filed 12/16/97)
                 (4c)  Variable Annuity Contract Rider (Filed 12/16/97)
                 (5)   Form of Variable Annuity Application (Filed 10/23/97)
                 (6a)  Articles of Incorporation of Depositor (Filed 3/1/96)
                 (6b)  Bylaws of Depositor (Filed 3/1/96)
                 (9)   Opinion of Counsel (Filed 3/1/96)
                 (10a) Consent of Ernst & Young LLP (Filed 12/16/97)
                 (10b) Powers of Attorney (Filed 4/15/97)
                 (13a) Total Return Calculation (Filed 3/1/96)
                 (13b) Annualized Yield for Separate Account B (Filed 3/1/96)

*  To be filed by amendment.

Item 25.  Officers and Directors of the Depositor

          Principal  Mutual  Life  Insurance  Company  is  managed by a Board of
          Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

            DIRECTORS:                       Principal
            Name, Positions and Offices      Business Address

            MARY VERMEER ANDRINGA            Vermeer Manufacturing Company
            Director                         Box 200
            Member, Nominating Committee     Pella, IA  50219-0200

            RUTH M. DAVIS                    The Pymatuning Group, Inc.
            Director                         Suite 570, 4900 Seminary Road
            Member, Nominating Committee     Alexandria, VA  22311

            DAVID J. DRURY                   The Principal Financial Group
            Director                         Des Moines, IA  50392
            Chairman of the Board
            Chief Executive Officer
            Chair, Executive Committee

            C. DANIEL GELATT, JR.            NMT Corporation
            Director                         2004 Kramer Street
            Member, Executive Committee      La Crosse, WI  54603
              Chair, Human Resources
              Committee

            G. DAVID HURD                    The Principal Financial Group
            Director                         Des Moines, IA  50392
            Member, Executive and
              Nominating Committees

            THEODORE M. HUTCHISON            4019 Oak Forest Drive
            Director                         Des Moines, IA  50312
            Member, Nominating Committees

            CHARLES S. JOHNSON               Pioneer Hi-Bred International, Inc.
            Director                         400 Locust, Ste. 700 Capital Square
            Member, Audit Committee          Des Moines, IA 50309

            WILLIAM T. KERR                  Meredith Corporation
            Director                         1716 Locust St.
            Member, Executive Committee      Des Moines, IA  50309-3023
              and Chair, Nominating
              Committee

            LEE LIU                          IES Industries Inc.
            Director                         Post Office Box 351
            Member, Executive and            Cedar Rapids, IA  52406
              Human Resources Committees

            VICTOR. H. LOEWENSTEIN           Egon Zehnder International
            Director                         350 Park Avenue - 8th Floor
            Member, Audit                    New York, NY  10022
              Committee

            RONALD D. PEARSON                Hy-Vee, Inc.
            Director                         5820 Westown Parkway
            Member, Human Resources          West Des Moines, IA  50266
              Committee

            JOHN R. PRICE                    The Chase Manhattan Corporation
            Director                         270 Park Avenue - 44th Floor
            Member, Nominating Committee     New York, NY  10017

            DONALD M. STEWART                The College Board
            Director                         45 Columbus Avenue
            Member, Human Resources          New York, NY  10023-6992
              Committee

            ELIZABETH E. TALLETT             Dioscor, Inc.
            Director                         48 Federal Twist Road
            Chair, Audit Committee           Stockton, NJ  08559

            DEAN D. THORNTON                 1602- 34 Court West
            Director                         Seattle, WA  98199
            Member, Audit Committee

            FRED W. WEITZ                    Essex Meadows, Inc.
            Director                         800 Second Avenue, Suite 150
            Member, Human Resources          Des Moines, IA  50309
              Committee

            Executive Officers (Other than Directors):

            JOHN E. ASCHENBRENNER            Senior Vice President

            DENNIS P. FRANCIS                Senior Vice President

            THOMAS J. GAARD                  Senior Vice President

            MICHAEL H.GERSIE                 Senior Vice President

            THOMAS J. GRAF                   Senior Vice President

            J. BARRY GRISWELL                Executive Vice President

            RONALD E. KELLER                 Executive Vice President

            GREGG R. NARBER                  Senior Vice President and
                                             General Counsel

            MARY A. O'KEEFE                  Senior Vice President

            RICHARD L. PREY                  Senior Vice President

            CARL C. WILLIAMS                 Senior Vice President and Chief
                                             Information Officer

Item 26.  Persons Controlled by or Under Common Control with Depositor

              Principal Mutual Life Insurance Company (incorporated as a mutual life insurance company under the laws of Iowa);

              Sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.74% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Blue Chip Fund, Inc.(a Maryland Corporation) 0.95% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Bond Fund, Inc.(a Maryland Corporation) 1.35% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal  Capital  Value Fund,  Inc.  (a  Maryland  Corporation)
               27.36% of  outstanding  shares  owned by  Principal  Mutual  Life
               Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 2.34% of outstanding shares owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.40% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.48% of outstanding shares owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 16.72% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 66.10% of shares outstanding owned by Principal
               Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal  International  Fund,  Inc.  (a  Maryland  Corporation)
               23.63% of  shares  outstanding  owned by  Principal  Mutual  Life
               Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal International SmallCap Fund, Inc. (a Maryland Corporation) 61.51% of shares outstanding owned by Principal
               Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal  Limited Term Bond Fund, Inc. (a Maryland  Corporation)
               45.48% of shares outstanding owned by Principal Mutual Life Insurance Company(including subsidiaries and affiliates) on January 30, 1998.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.60% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998

               Principal Real Estate Fund, Inc. (a Maryland Corporation) 95.34% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998

               Principal SmallCap Fund, Inc.(a Maryland  Corporation)  88.70% of
               shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998

               Principal Special Markets Fund, Inc. (a Maryland Corporation) 96.92% of shares outstanding of the International Emerging Markets Portfolio, 50.28% of the shares outstanding of the International Securities Portfolio, 96.87% of shares outstanding of the International SmallCap Portfolio and 100% of the shares outstanding of the Mortgage-Backed Securities Portfolio were owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.56% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Tax-Exempt Cash Management Fund, Inc. (a Maryland Corporation) 0.99% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Utilities Fund, Inc. (a Maryland Corporation) 1.45% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Mutual Life Insurance Company and its Separate Accounts on January 30, 1998: Aggressive Growth, Asset Allocation, Balanced, Bond, Capital Value, Government Securities, Growth, High Yield, International, MidCap and Money Market.

          Subsidiaries organized and wholly-owned by Principal Mutual Life Insurance Company:

               a. Principal Holding Company (an Iowa Corporation) A holding company wholly-owned by Principal Mutual Life Insurance Company.

               b. PT Asuransi Jiwa Principal Egalita Indonesia (an Indonesia Corporation)

          Subsidiaries wholly-owned by Principal Holding Company:

               a. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

               b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

               c.   Principal   Development   Associates,   Inc.  (a  California
                    Corporation) a real estate development company.

               d. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

               e. Invista Capital Management, Inc. (an Iowa Corporation) a registered investment adviser.

               f. Principal Marketing Services, Inc. (a Delaware Corporation) a corporation formed to serve as an interface between marketers and manufacturers of financial services products.

               g. The Principal Financial Group, Inc. (a Delaware corporation) a general business corporation established in connection with the new corporate identity. It is not currently active.

               h. Delaware Charter Guarantee & Trust Company (a Delaware Corporation) a nondepository trust company.

               i. The Admar Group, Inc. (a Florida Corporation) a national managed care service organization that developes and manages preferred provider organizations.

               j.   Principal   Health  Care,  Inc.  (an  Iowa   Corporation)  a
                    developer and administrator of managed care systems.

               k. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

               l. Principal Asset Markets, Inc. (an Iowa Corporation) a residential mortgage loan broker.

               m. Principal Portfolio Services, Inc. (an Iowa Corporation) a mortgage due diligence company.

               n.   Principal  International,   Inc.  (an  Iowa  Corporation)  a
                    company formed for the purpose of international business development.

               o.   Principal   Spectrum   Associates,    Inc.   (a   California
                    Corporation) a real estate development company.

               p. Principal Commercial Advisors, Inc. (an Iowa Corporation) a company that purchases, manages and sells commercial real estate assets.

               q. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

               r. Principal Residential Mortgage, Inc. (an Iowa Corporation) a residential mortgage loan broker.

               s.   Equity FC, Ltd. (an Iowa Corporation)  engaged in investment
                    transactions   including  limited  partnership  and  limited
                    liability companies.

          Subsidiaries  organized and wholly-owned by Princor Financial Services
          Corporation:

               a. Principal Management Corporation (an Iowa Corporation) a registered investment advisor.

               b.   Principal Investors Corporation (a New Jersey Corporation) a
                    registered   broker-dealer  with  the  Securities   Exchange
                    Commission. It is not currently active.

          Subsidiary wholly owned by Delaware Charter Guarantee & Trust Company:

               a.   Trust  Consultants,   Inc.  (a  California   Corporation)  a
                    Consulting and Administration of Employee Benefit Plans.

          Subsidiaries  organized  and  wholly-owned  by Principal  Health Care,
          Inc.:

               a.   Principal  Health  Care  Management   Corporation  (an  Iowa
                    Corporation)   provide   management   services   to   health
                    maintenance organizations.

               b. Principal Health Care of the Carolinas, Inc. (a North Carolina Corporation) a health maintenance organization.

               c.   Principal   Health  Care  of  Delaware,   Inc.  (a  Delaware
                    Corporation) a health maintenance organization.

               d.   Principal   Health   Care  of   Florida,   Inc.  (a  Florida
                    Corporation) a health maintenance organization.

               e.   Principal   Health   Care  of   Georgia,   Inc.  (a  Georgia
                    Corporation) a health maintenance organization.

               f.   Principal  Health  Care  of  Illinois,   Inc.  (an  Illinois
                    Corporation) a health maintenance organization.

               g.   Principal   Health  Care  of   Indiana,   Inc.  (a  Delaware
                    Corporation) a health maintenance organization.

               h. Principal Health Care of Iowa, Inc. (an Iowa Corporation) a health maintenance organization.

               i. Principal Health Care of Kansas City, Inc. (a Missouri Corporation) a health maintenance organization.

               j. Principal Health Care of Louisiana, Inc. (a Louisiana Corporation) a health maintenance organization.

               k.   Principal   Health  Care  of  Nebraska,   Inc.  (a  Nebraska
                    Corporation) a health maintenance organization.

               l. Principal Health Care of Pennsylvania, Inc. (a Pennsylvania Corporation) a health maintenance organization.

               m. Principal Health Care of St. Louis, Inc. (a Delaware Corporation) a health maintenance organization.

               n. Principal Health Care of South Carolina, Inc. (A South Carolina Corporation) a health maintenance organization.

               o. Principal Health Care of Tennessee, Inc. (a Tennessee Corporation) a health maintenance organization.

               p. Principal Health Care of Texas, Inc. ( a Texas Corporation) a health maintenance organization.

               q.   United  Health  Care   Services  of  Iowa,   Inc.  (an  Iowa
                    Corporation) a health maintenance organization.

          Subsidiary owned by The Admar Group, Inc.:

               a. Admar Corporation (a California Corporation) a managed care services organization.

               b. Admar Insurance Marketing, Inc. (a California Corporation) a managed care services organization.

               c. Benefit Plan Administrators, Inc. (a Colorado Corporation) a managed care services organization.

               d. SelectCare Management Co., Inc. (a California Corporation) a managed care services organization.

               e. Image Financial & Insurance Services, Inc. (a California Corporation) a managed care services organization.

               f. WM. G. Hofgard & Co., Inc. (a California Corporation) a managed care services organization.

          Subsidiary owned by Petula Associates, Ltd.

               a. Magnus Properties, Inc. (an Iowa Corporation) which owns real estate.

          Subsidiaries owned by Principal International, Inc.:

               a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) group life and group pension products.

               b.   Principal  International   Argentina,   S.A.  (an  Argentina
                    services corporation).

               c.   Principal   International   Asia   Limited   (a  Hong   Kong
                    Corporation)   a   corporation   operating   as  a  regional
                    headquarters for Asia.

               d.   Principal    International   de   Chile,   S.A.   (a   Chile
                    Corporation) a holding company.

               e. Principal International Espana, S.A. de Seguros de Vida (a Spain Corporation) a life insurance company (individual group), annuities and pension.

               f.   Principal Mexico Compania de Seguros, S.A. de C.V. (a Mexico
                    Corporation)  a  life  insurance  company   (individual  and
                    group), personal accidents.

               g.   Qualitas   Medica,   S.A.  (an   Argentina   HMO)  a  health
                    maintenance organization.

               h. Afore Confia-Principal, S.a. de C.V. (a Mexico Corporation), pension.

               i.   Zao Principal International (a Russia Corporation) inactive.

               j. Principal Trust Company (Asia) Limited (an Asia trust company).

               k. Principal Asset Management Company (Asia) Ltd. (Hong Kong) a corporation which manages pension funds.

          Subsidiaries  owned by Principal International Argentina, S.A.:

               a. Ethika Administradora de Fondos de Jubilaciones y Pensions S.A. (an Argentina company) a pension company.

               b. Principal Compania de Seguros de Retiro, S.A. (an Argentina Corporation) an individual annuity/employee benefit company.

               c. Principal Life Compania de Seguros, S.A. (an Argentina Corporation) a life insurance company.

          Subsidiary owned by Principal International de Chile, S.A.:

               a.   BanRenta   Compania  de  Seguros  de  Vida,  S.A.  (a  Chile
                    Corporation) group life and supplemental health, individual annuities.

          Subsidiary owned by Principal International Espana, S.A. de Seguros de
          Vida:

               a. Princor International Espana Sociedad Anonima de Agencia de Seguros (a Spain Corporation) an insurance agency.

          Subsidiary owned by Afore Confia-Principal, S.A. de C.V.:

               a. Siefore Confia-Principal, S.A. de C.V. (a Mexico Corporation) an investment fund company.

Item 27.  Number of Contractowners - As of: December 31, 1997

                     (1)                          (2)               (3)
                                             Number of Plan      Number of
          Title of Class                      Participants     Contractowners
          --------------                     --------------    --------------
          BFA Variable Annuity Contracts                98           10
          Pension Builder Contracts                  1,256        1,530
          Personal Variable Contracts                4,230          138
          Premier Variable Contracts                16,228          289
          Flexible Variable Annuity Contract        23,106       23,106

Item 28.  Indemnification

               None

Item 29.       Principal Underwriters

     (a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Special Markets Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Tax-Exempt Cash Management Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Mutual Life Insurance Company Separate Account B, a registered unit investment trust for retirement plans adopted by public school systems or certain tax-exempt organizations pursuant to Section 403(b) of the Internal Revenue Code, Section 457 retirement plans, Section 401(a) retirement plans, certain non- qualified deferred compensation plans and Individual Retirement Annuity Plans adopted pursuant to Section 408 of the Internal Revenue Code, and for variable life insurance contracts issued by Principal Mutual Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)                            (3)
                               Positions
                               and offices                    Positions and
  Name and principal           with principal                 offices with
  business address             underwriter                    registrant

     Robert W. Baehr          Marketing Services             None
     The Principal            Officer
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer                      Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer          Senior Vice President and      Vice President
     The Principal            Chief Operating Officer
     Financial Group
     Des Moines, IA 50392

     Mary L. Bricker          Assistant Corporate            None
     The Principal            Secretary
     Financial Group
     Des Moines, IA 50392

     Lynn A. Brones           Vice President -               None
     The Principal            Investment Network
     Financial Group
     Des Moines, IA 50392

     David J. Drury           Director                       None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Arthur S. Filean         Vice President                 Vice President
     The Principal                                           and Secretary
     Financial Group
     Des Moines, IA 50392

     Paul N. Germain          Vice President -               None
     The Principal            Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum         Assistant Vice President -     Assistant
     The Principal            Registered Products            Secretary
     Financial Group
     Des Moines, IA 50392

     William C. Gordon        Insurance License Officer      None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Thomas J. Graf           Director                       None
     The Principal
     Financial Group
     Des Moines, IA 50392

     J. Barry Griswell        Director and                   Director and
     The Principal            Chairman of the                Chairman of the
     Financial Group          Board                          Board
     Des Moines, IA 50392

     Joyce N. Hoffman         Vice President and             None
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Stephan L. Jones         Director and                   Director and
     The Principal            President                      President
     Financial Group
     Des Moines, IA 50392

     Ronald E. Keller         Director                       Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     John R. Lepley           Senior Vice                    None
     The Principal            President - Marketing
     Financial Group          and Distribution
     Des Moines, IA 50392

     Gregg R. Narber          Director                       None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Mark M. Oswald           Compliance Officer             None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Kelly A. Paul            Systems/Technology -           None
     The Principal            Officer
     Financial Group
     Des Moines, IA 50392

     Layne A. Rasmussen       Controller -                   None
     The Principal            Mutual Funds
     Financial Group
     Des Moines, IA 50392

     Martin R. Richardson     Operations Officer -           None
     The Principal            Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Elizabeth R. Ring        Controller                     None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel                        Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek         Product Compliance Officer -   None
     The Principal            Registered Products
     Financial Group
     Des Moines, IA  50392

     Kyle R. Selberg          Vice President-Marketing       None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Susan R. Sorensen        Marketing Officer              None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Roger C. Stroud          Assistant Director -           None
     The Principal            Marketing
     Financial Group
     Des Moines, IA 50392

           (c)        (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

            Princor Financial           $11,853,406.08
            Services Corporation

                   (3)                       (4)                 (5)

             Compensation on             Brokerage
                Redemption              Commissions         Compensation

                     0                       0                    0

Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32. Undertakings

          The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance of SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

          1.   Registrant  has included  appropriate  disclosure  regarding  the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

          2. Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

          3. Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

          4.   Registrant will obtain from each Plan Participant who purchases a
               Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by
               Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Mutual Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Mutual Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 24th day of February, 1998

                         PRINCIPAL MUTUAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)


                         By:  PRINCIPAL MUTUAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ David J. Drury
                         By ______________________________________________
                              David J. Drury
                              Chairman and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date


/s/ D. J. Drury                Chairman and                    February 24, 1998
--------------------           Chief Executive Officer
D. J. Drury



/s/ D. C. Cunningham           Vice President and              February 24, 1998
--------------------           Controller (Principal
D. C. Cunningham               Accounting Officer)



/s/ M. H. Gersie               Senior Vice President           February 24, 1998
--------------------           (Principal Financial
M. H. Gersie                   Officer)


  (M. V. Andringa)*            Director                        February 24, 1998
--------------------
M. V. Andringa


  (R. M. Davis)*               Director                        February 24, 1998
--------------------
R. M. Davis


  (C. D. Gelatt, Jr.)*         Director                        February 24, 1998
--------------------
C. D. Gelatt, Jr.


  (G. D. Hurd)*                Director                        February 24, 1998
--------------------
G. D. Hurd


  (T. M. Hutchison)*           Director                        February 24, 1998
--------------------
T. M. Hutchison


  (C. S. Johnson)*             Director                        February 24, 1998
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                        February 24, 1998
--------------------
W. T. Kerr


  (L. Liu)*                    Director                        February 24, 1998
--------------------
L. Liu


  (V. H. Loewenstein)*         Director                        February 24, 1998
--------------------
V. H. Loewenstein


  (R. D. Pearson)*             Director                        February 24, 1998
--------------------
R. D. Pearson


  (J. R. Price)*               Director                        February 24, 1998
--------------------
J. R. Price, Jr.


  (D. M. Stewart)*             Director                        February 24, 1998
--------------------
D. M. Stewart


  (E. E. Tallett)*             Director                        February 24, 1998
--------------------
E. E. Tallett


  (D. D. Thornton)*            Director                        February 24, 1998
--------------------
D. D. Thornton


  (F. W. Weitz)*               Director                        February 24, 1998
--------------------
F. W. Weitz


                           *By    /s/ David J. Drury
                                  ------------------------------------
                                  David J. Drury
                                  Chairman and Chief Executive Officer



                                  Pursuant to Powers of Attorney
                                  Previously Filed or Included Herein